As filed with the Securities and Exchange Commission on June 4, 2012

Investment Company Act File Number 811-8312

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Daily Income Fund

(Exact name of registrant as specified in charter)

1411 Broadway

New York, NY 10018

(Address of principal executive offices)            (Zip code)

Christine Manna

c/o Reich & Tang Asset Management, LLC

1411 Broadway

New York, New York 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-830-5200

Date of fiscal year end:        March 31

Date of reporting period:      March 31, 2012

Item 1:	Report to Stockholders

Daily Income Fund

The Notice of the Reich & Tang Privacy Policy is included with this Shareholder Report but is not part of the Shareholder Report.

1411 BROADWAY, 28TH FLOOR NEW YORK, NY 10018 (212) 830-5200	ANNUAL REPORT MARCH 31, 2012

Daily Income Fund Table of Contents

SHAREHOLDER LETTER	3

SCHEDULE OF INVESTMENTS

Daily Income Fund Money Market Portfolio	4

Daily Income Fund U.S. Treasury Portfolio	7

Daily Income Fund U.S. Government Portfolio	8

Daily Income Fund Shareholder Letter

Dear Shareholder:

The past year has shown us that the more things are different, the more they stay the same. Interest rates remain at historical lows and the Fed has stated on a number of occasions that they would expect this environment to continue through sometime in 2014. There is some encouraging dissent within the Fed President ranks with a few suggesting that given the moderate growth the country has experienced and is tracking towards, an increase in short-term rates may need to occur prior to the Fed’s 2014 timeframe. We look forward to that day. For now, the Fed assures us that inflation is in check (which is hard to comprehend for anyone who drives or goes to the grocery store) and rates will remain the same at least for the medium-term.

We are still contending with our friends in Europe and their on again/off again flirtation with the default precipice. Austerity measures and bailouts have kept disaster at bay for the time being, however, Europe is by no means out of the woods yet. Much of what we have done and will continue to do within our portfolios is to manage conservatively with an eye on the European markets. In addition, Money Market Fund reform discussions continue with no majority agreement from the SEC Commissioners on how to proceed, while the newly created Financial Stability Oversight Council (FSOC) issued a powerful shot across the bow essentially stating that if the SEC doesn’t enact additional money fund reform, it will. We won’t use this forum to stir the debate, rather we simply let our shareholders know that we continue our strategy of managing our funds conservatively, educating our shareholders as to the discussions of the day and how they may affect our funds, and offer logical solutions that we feel help to keep the money fund industry safer, more informed, and transparent.

We are keeping relatively short durations in our portfolios to maintain an appropriate risk/return balance given the concerns in Europe. As a result of Moody’s credit review calendar for mid-2012, we have positioned our portfolios with investments in any one country to mature prior to the Moody’s reports. In doing so, we are better able to react to Moody’s assessment and conservatively determine appropriate investment and geographic strategies, thereby mitigating direct risk exposure should a negative outlook occur within any of the named countries.

Even though much is up in the air – potential money fund reform, Europe, and the Fed-proclaimed zero interest rate policy (ZIRP) through 2014 – we remain grounded in our principles and conservative investment strategies that have weathered every market cycle for nearly four decades. We vow to stay on top of the important issues that affect our shareholders and will continue to keep you informed about our course in 2012. We will continue our efforts to provide the most transparency in money fund portfolios and ensure that our shareholders have full access to the information that guides your important investment decisions.

Thank you for your trust in Reich & Tang. We welcome any questions you may have about our funds or any of the investments within our portfolios.

Sincerely,

Michael P. Lydon

President

Daily Income Fund Money Market Portfolio Schedule of Investments March 31, 2012

Face Amount	Security Description	Value (Note 1)

ASSET BACKED COMMERCIAL PAPER (19.98%) (1)

$160,000,000	Anglesea Funding LLC, 0.40%, 04/03/12	$159,996,445

160,000,000	Chesham Finance LLC, 0.40%, 04/03/12	159,996,445

140,000,000	Ebury Finance LTD, 0.40%, 04/04/12	139,995,333

86,000,000	GOVCO, LLC, 0.32%, 04/09/12	85,993,884

140,000,000	Halkin Finance LLC, 0.40%, 04/04/12	139,995,333

686,000,000	Total Asset Backed Commercial Paper	685,977,440

COMMERCIAL PAPER (10.05%)

$100,000,000	Danske Corporation, 0.29%, 04/27/12	$99,979,056

170,000,000	Nordea Bank AB, 0.38%, 07/02/12	169,837,083

75,000,000	Societe Generale S.A., 0.35%, 04/05/12	74,997,083

345,000,000	Total Commercial Paper	344,813,222

LETTER OF CREDIT COMMERCIAL PAPER (4.49%)

$29,200,000	COFCO Capital Corporation, LOC Rabobank Nederland, 0.35%, 04/12/12	$29,196,877

60,000,000	ICICI Bank Limited, LOC Bank of America, N.A., 0.50%, 04/19/12	59,985,000

30,000,000	ICICI Bank Limited, LOC Bank of America, N.A., 0.50%, 04/20/12	29,992,083

35,050,000	Louis Dreyfus Corporation, LOC Credit Agricole S.A., 0.52%, 04/02/12	35,049,494

154,250,000	Total Letter of Credit Commercial Paper	154,223,454

LOAN PARTICIPATIONS (4.08%)

$55,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent, 0.42%, 04/10/12	$55,000,000

40,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent, 0.42%, 04/19/12	40,000,000

45,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent, 0.42%, 04/20/12	45,000,000

140,000,000	Total Loan Participations	140,000,000

Face Amount	Security Description	Value (Note 1)

TIME DEPOSIT (11.60%)

$150,000,000	BNP Paribas S.A., 0.12%, 04/02/12	$150,000,000

98,000,000	Credit Agricole S.A., 0.19%, 04/02/12	98,000,000

150,000,000	Royal Bank of Canada, 0.12%, 04/02/12	150,000,000

398,000,000	Total Time Deposit	398,000,000

VARIABLE RATE DEMAND INSTRUMENTS (0.97%) (2)

$350,000	Burke County, GA Development Authority IDRB (Lichtenberg Holdings II, LLC Project) – Series 2002, LOC JPMorgan Chase Bank, N.A., 0.37%, 01/01/13	$350,000

840,000	Central Michigan Inns, LLC (Pohlcat Inc) – Series 2000A, LOC Wachovia Bank, N.A., 0.24%, 04/01/30	840,000

2,480,000	Columbus, GA Development Authority RB (Columbus Economic Development Corporation/Bricken Financial Project) – Series 2006, LOC Wachovia Bank, N.A., 0.24%, 02/01/26	2,480,000

4,179,624	Federal Home Loan Mortgage Corporation Class A Certificates – Series M006, 0.25%, 10/15/45	4,179,624

2,605,000	Healtheum, LLC Series 2004, LOC Wells Fargo Bank, N.A., 0.26%, 11/01/29	2,605,000

700,000	Kit Carson County, CO Agricultural Development RB (Midwest Farms, LLC) – Series 1997, LOC Wells Fargo Bank, N.A., 0.20%, 06/01/27	700,000

1,800,000	Lauren Company, LLC – Series 2003, LOC Wells Fargo Bank, N.A., 0.24%, 07/01/33	1,800,000

2,500,000	Mississippi Business Finance Corporation IDRB (Attala Steel Industries, LLC Project) – Series 2005, Guaranteed by Federal Home Loan Bank, 0.32%, 07/01/20	2,500,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio Schedule of Investments March 31, 2012 (Continued)

Face Amount	Security Description	Value (Note 1)

VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$4,560,000	Montgomery County, PA MHRB (Brookside Manor Apartments) – Series 2001A, Collateralized by Federal National Mortgage Association, 0.21%, 08/15/31	$4,560,000

6,900,000	Olathe, KS IDRB (Diamant Board Project) – Series 1997B, LOC Svenska Handelsbanken, 0.47%, 03/01/27	6,900,000

6,480,000	Rural Electric Cooperative Grantor Trust Certificates (Kansas Electric Power Cooperative, Inc.) – Series 1997, LOC U.S. Government, 0.35%, 12/18/17	6,480,000

33,394,624	Total Variable Rate Demand Instruments	33,394,624

YANKEE CERTIFICATES OF DEPOSIT (43.02%)

$50,000,000	Australia and New Zealand Banking Group LTD., 0.24%, 05/10/12	$50,000,541

85,000,000	Bank of Nova Scotia, 032%, 09/21/12	85,000,000

75,000,000	Bank of Nova Scotia, 032%, 09/26/12	75,000,000

75,000,000	Bank of Tokyo-Mitsubishi, UFJ LTD., 0.40%, 05/07/12	75,000,374

72,300,000	Bank of Tokyo-Mitsubishi, UFJ LTD., 0.48%, 05/23/12	72,303,123

150,000,000	Barclays Bank PLC, 0.31%, 06/28/12	150,000,000

50,000,000	Canadian Imperial Bank of Commerce, 0.33%, 07/25/12 (3)	50,000,000

125,000,000	Mizuho Corporate Bank, 0.43%, 04/18/12	125,000,000

100,000,000	National Australia Bank LTD., 0.34%, 08/16/12 (4)	100,000,000

100,000,000	Rabobank Nederland, 0.37%, 05/08/12	100,000,514

34,200,000	Skandinaviska Enskilda Banken AB, 0.41%, 04/13/12	34,200,683

100,000,000	Sumitomo Mitsui Banking Corp., 0.36%, 05/08/12	100,000,514

60,000,000	Svenska Handelsbanken A.B., 0.27%, 04/30/12	60,000,724

100,000,000	Svenska Handelsbanken A.B., 0.28%, 07/26/12	100,001,610

Face Amount	Security Description	Value (Note 1)

YANKEE CERTIFICATES OF DEPOSIT (CONTINUED)

$150,000,000	Toronto Dominion Bank, 0.25%, 07/19/12	$150,000,000

150,000,000	Westpac Banking Corp., 0.38%, 05/02/12 (5)	150,000,000

1,476,500,000	Total Yankee Certificates of Deposit	1,476,508,083

U.S. GOVERNMENT MEDIUM TERM NOTE (2.91%)

$100,000,000	Federal Home Loan Bank, 0.15%, 07/18/12 (6)	$100,000,000

100,000,000	Total U.S. Government Medium Term Note	100,000,000

INTERNATIONAL BANK MEDIUM TERM NOTE (2.91%)

$100,000,000	International Bank of Reconstruction and Development, 0.28%, 07/25/12 (7)	$100,000,000

100,000,000	Total international Bank Medium Term Note	100,000,000

	Total Investments (100.01%) (cost $3,432,916,823†)	3,432,916,823
	Liabilities in excess of cash and other assets (-0.01%)	(435,771)

	Net Assets (100.00%)	$3,432,481,052

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES

(1)	Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at the time of this statement was $685,977,440, which represented 19.98% of the Portfolio’s net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(2)	Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(3)	The Interest rate is adjusted monthly based upon one month LIBOR plus 0.09%.

(4)	The Interest rate is adjusted monthly based upon one month LIBOR plus 0.10%.

(5)	The Interest rate is adjusted monthly based upon one month LIBOR plus 0.14%.

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio Schedule of Investments March 31, 2012 (Continued)

(6)	The interest rate is adjusted daily based upon Federal Funds Effective rate plus 0.06%.

(7)	The interest rate is adjusted daily based upon Federal Funds Effective rate plus 0.15%.

KEY

IDRB	= Industrial Development Revenue Bond
LOC	= Letter of Credit
MHRB	= Multi-Family Housing Revenue Bond
RB	= Revenue Bond

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (UNAUDITED)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$2,105,773,064	61.34%
31 through 60 Days	397,305,066	11.57
61 through 90 Days	150,000,000	4.37
91 through 120 Days	619,838,693	18.06
121 through 180 Days	160,000,000	4.66
Over 180 Days	-0-	-0-
Total	$3,432,916,823	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Treasury Portfolio Schedule of Investments March 31, 2012

Face Amount	Security Description	Value (Note 1)

REPURCHASE AGREEMENTS (54.25%)

$130,000,000	BNP Paribas Securities Corp., 0.05%, dated 03/30/12, due 04/02/12 repurchase proceeds at maturity $130,000,542 (Collateralized by $168,345,283, GNMA, 4.500% to 5.000%, due 01/15/20 to 08/20/41, value $132,600,000)	$130,000,000

192,000,000	BNY Mellon Capital Market, LLC, 0.21%, dated 03/30/12, due 04/02/12, repurchase proceeds at maturity $192,003,360 (Collateralized by $215,401,920, GNMA, 0.000% to 8.000%, due 05/15/16 to 03/20/42, value $195,842,133)	192,000,000

140,000,000	Goldman, Sachs & Co., 0.10%, dated 03/30/12, due 04/02/12, repurchase proceeds at maturity $140,001,167 (Collateralized by $2,692,174,077, GNMA 0.000% to 7.858%, due 12/16/29 to 03/16/42, value $142,800,000)	140,000,000

200,000,000	J. P. Morgan Securities LLC., 0.16%, dated 03/30/12, due 04/02/12, repurchase proceeds at maturity $200,002,667 (Collateralized by $245,886,344 GNMA, 3.000% to 7.500%, due 02/15/18 to 03/20/42, value $204,002,422)	200,000,000

56,000,000	Merrill Lynch, Pierce, Fenner & Smith Inc., 0.07%, dated 03/30/12, due 04/02/12, repurchase proceeds at maturity $56,000,327 (Collateralized by $64,158,498 GNMA, 1.102% to 2.500%, due 09/20/40 to 10/20/61, value $57,120,001)	56,000,000

718,000,000	Total Repurchase Agreements	718,000,000

Face Amount	Security Description	Value (Note 1)

U.S. GOVERNMENT OBLIGATIONS (45.51%)

$50,000,000	U.S. Treasury Bill, 0.10%, 06/28/12	$49,987,778

50,000,000	U.S. Treasury Note, 0.08%, 07/15/12	50,203,014

25,000,000	U.S. Treasury Note, 0.11%, 06/30/12	25,031,474

75,000,000	U.S. Treasury Note, 0.12%, 06/15/12	75,271,184

75,000,000	U.S. Treasury Note, 0.14%, 06/30/12	75,874,051

50,000,000	U.S. Treasury Note, 0.15%, 09/15/12	50,278,205

160,000,000	U.S. Treasury Note, 0.01%, 04/30/12	160,126,739

50,000,000	U.S. Treasury Note, 0.11%, 09/30/12	50,065,697

65,000,000	U.S. Treasury Note, 0.18%, 11/15/12	65,484,499

600,000,000	Total U.S. Government Obligations	602,322,641

	Total Investments (99.76%) (cost $1,320,322,641†)	1,320,322,641
	Cash and Other Assets, net of Liabilities (0.24%)	3,167,830

	Net Assets (100.00%)	$1,323,490,471

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

KEY:

GNMA	= Government National Mortgage Association

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (UNAUDITED)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$878,126,739	66.51%
31 through 60 Days	-0-	-0-
61 through 90 Days	125,258,962	9.49
91 through 120 Days	151,108,539	11.44
121 through 180 Days	50,278,205	3.81
Over 180 Days	115,550,196	8.75
Total	$1,320,322,641	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Government Portfolio Schedule of Investments March 31, 2012

Face Amount	Security Description	Value (Note 1)

ASSET BACKED COMMERCIAL PAPER (8.81%) (1)

$60,000,000	Straight-A-Funding LLC, 0.19%, 04/05/12	$59,998,733

30,000,000	Straight-A-Funding LLC, 0.18%, 06/14/12	29,988,900

22,000,000	Straight-A-Funding LLC, 0.18%, 06/25/12	21,990,650

112,000,000	Total Asset Backed Commercial Paper	111,978,283

FLOATING RATE SECURITIES (18.33%)

$50,000,000	Federal Agricultural Mortgage Corporation, 0.30%, 10/01/12 (2)	$50,000,000

10,000,000	Federal Agricultural Mortgage Corporation, 0.17%, 10/25/12 (3)	10,009,190

25,000,000	Federal Farm Credit Bank, 0.11%, 04/20/12 (4)	25,000,000

50,000,000	Federal Home Loan Bank, 0.15%, 07/18/12 (5)	50,000,000

55,000,000	Federal Home Loan Bank, 0.26%, 08/28/12 (6)	55,000,000

20,000,000	Federal Home Loan Bank, 0.18%, 07/20/12 (7)	19,998,779

20,000,000	Federal Home Loan Bank, 0.22%, 07/18/12 (8)	19,995,807

2,810,117	Overseas Private Investment Corporation, U.S. Government Guaranteed, 0.92%, 07/20/12 (9)	2,810,117

232,810,117	Total Floating Rate Securities	232,813,893

LOAN PARTICIPATIONS (4.33%)

$30,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent, 0.42%, 04/09/12	$30,000,000

25,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent, 0.42%, 04/17/12	25,000,000

55,000,000	Total Loan Participations	55,000,000

REPURCHASE AGREEMENTS (46.44%)

$300,000,000	Annaly Capital Management, Inc., 0.36%, dated 3/30/12, due 04/02/12, repurchase proceeds at maturity $300,009,000 (Collateralized by $758,250,356, FNMA, 2.034% to 7.000%, due 06/01/14 to 07/01/50, value $152,071,409, FHLMC, 0.7917% to 6.149%, due 11/15/25 to 07/01/48, value $162,928,591)	$300,000,000

Face Amount	Security Description	Value (Note 1)

REPURCHASE AGREEMENTS (CONTINUED)

$210,000,000	BNY Mellon Capital Markets, LLC, 0.31%, dated 3/30/12, due 04/02/12. repurchase proceeds at maturity $210,005,425 (Collateralized by $214,339,481, FNMA, 3.500% to 4.500%, due 03/01/32 to 04/01/42, value $214,200,000)	$210,000,000

30,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.07%, dated 03/30/12 due 04/02/12, purchased on 3/30/12, repurchase proceeds at maturity $30,000,175 (Collateralized by $82,619,206 GNMA, 4.000% to 5.500%, due 11/15/32 to 03/20/42, value $30,600,000)	30,000,000

50,000,000	UBS Securities, LLC, 0.08%, dated 3/30/12, due 04/02/12, repurchase proceeds at maturity $50,000,333 (Collateralized by $51,082,500 USTR, 0.000%, due 03/07/13, value $51,000,002)	50,000,000

590,000,000	Total Repurchase Agreements	590,000,000

U.S. GOVERNMENT AGENCY DISCOUNT NOTES (12.58%)

$25,000,000	Federal Agricultural Mortgage Corporation, 0.20%, 10/23/12	$24,971,528

25,000,000	Federal Agricultural Mortgage Corporation, 0.16%, 01/25/13	24,966,778

5,000,000	Federal Agricultural Mortgage Corporation, 0.18%, 02/07/13	4,992,200

10,000,000	Federal Farm Credit Bank, 0.20%, 01/25/13	9,983,389

20,000,000	Federal Home Loan Bank, 0.14%, 12/11/12	19,980,244

25,000,000	Federal Home Loan Bank, 0.17%, 09/10/12	24,996,895

15,000,000	Federal Home Loan Bank, 0.18%, 10/18/12	14,985,000

20,000,000	Federal Home Loan Bank, 0.19%, 10/03/12	19,980,472

15,000,000	Federal Home Loan Bank, 0.20%, 10/04/12	14,984,500

160,000,000	Total U.S. Government Agency Discount Notes	159,841,006

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Government Portfolio Schedule of Investments March 31, 2012 (Continued)

Face Amount	Security Description	Value (Note 1)

U.S. GOVERNMENT AGENCY MEDIUM TERM NOTES (5.12%)

$10,000,000	Federal Home Loan Bank, 0.18%, 11/21/12	$9,999,802

25,000,000	Federal Home Loan Bank, 0.30%, 12/14/12	25,000,000

20,000,000	Federal Home Loan Bank, 0.20%, 02/25/13	19,999,415

10,000,000	Federal Home Loan Bank, 0.23%, 03/05/13	9,989,985

65,000,000	Total U.S. Government Agency Medium Term Notes	64,989,202

VARIABLE RATE DEMAND NOTES (4.41%) (10)

$6,000,000	Overseas Private Investment Corporation, Guaranteed by U.S. Government, 0.13%, 06/15/17	$6,000,000

30,000,000	Overseas Private Investment Corporation, Guaranteed by U.S. Government, 0.13%, 12/15/19	30,000,000

10,000,000	Overseas Private Investment Corporation, Guaranteed by U.S. Government, 0.13%, 06/15/17	10,000,000

10,000,000	Overseas Private Investment Corporation, Guaranteed by U.S. Government, 0.16%, 01/15/21	10,000,000

56,000,000	Total Variable Rate Demand Notes	56,000,000

	Total Investments (100.02%) (cost $1,270,622,384†)	1,270,622,384
	Liabilities in excess of cash and other assets (-0.02%)	(253,673)

	Net Assets (100.00%)	$1,270,368,711

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:

(1)	Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at the time of this statement was $111,978,283, which represented 8.81% of the Portfolio’s net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(2)	The interest rate is adjusted daily based upon Federal Funds Effective rate plus 0.15%

(3)	The interest rate is adjusted daily based upon Federal Funds Effective rate plus 0.22%

(4)	The interest rate is adjusted daily based upon Federal Funds Effective rate plus 0.02%

(5)	The interest rate is adjusted daily based upon Federal Funds Effective rate plus 0.06%

(6)	The interest rate is adjusted daily based upon Prime rate minus 2.99%

(7)	The interest rate is adjusted daily based upon Federal Funds Effective rate plus 0.06%

(8)	The interest rate is adjusted daily based upon Federal Funds Effective rate plus 0.05%

(9)	The interest rate is adjusted semi-annually based upon six months LIBOR plus 0.125%

(10)	Securities payable on demand at par including accrued interest with seven days notice. The interest rate is determined based upon 91-day Treasury Bill Yield established in the most recent 91-day Treasury Bill auction plus (or, if applicable, minus) the Weekly-Rate Placement Spread, as determined from time to time sufficient by the OPIC Placement Agent.

KEY:

FHLMC	= Federal Home Loan Mortgage Corporation
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
OPIC	= Overseas Private Investment Corporation
USTR	= U.S. Treasury Bill

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (UNAUDITED)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$991,002,509	77.99%
31 through 60 Days	-0-	-0-
61 through 90 Days	51,979,550	4.09
91 through 120 Days	2,810,117	0.22
121 through 180 Days	24,996,895	1.97
Over 180 Days	199,833,313	15.73
Total	$1,270,622,384	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments March 31, 2012

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT COMMERCIAL PAPER (3.38%)

$15,000,000	Pendleton County, KY Municipal Multi-County Lease RB (Kentucky Association of Counties Leasing Trust Program), LOC JPMorgan Chase Bank, N.A., 0.50%, 05/16/12	$15,000,000

15,000,000	Total Tax Exempt Commercial Paper	15,000,000

TAX EXEMPT OBLIGATION NOTES AND BONDS (12.12%)

$1,500,000	City of Fitchburg, MA GO BAN, 0.82%, 06/29/12	$1,501,557

4,000,000	City of Fitchburg, MA GO BAN Series B, 0.70%, 06/29/12	4,005,306

10,000,000	City School District of the City of Schenectady, Schenectady County, NY GO BAN 2011, 1.00%, 07/06/12	10,012,984

4,000,000	Deposit CSD Broome and Delaware Counties, NY BAN 2011, 0.98%, 06/28/12	4,002,568

1,710,000	Mahopac CSD Putnam County, NY BAN Series 2012A, 0.55%, 03/01/13	1,720,891

1,200,000	Mayfield City School District, OH BAN Series 2011, 0.75%, 06/28/12	1,202,504

1,850,000	Orchard Park CSD Erie County, NY BAN 2011, 0.72%, 12/14/12	1,856,826

600,000	Richfield Joint Scholl District, WI TRAPN, 0.70%, 10/25/12	601,013

500,000	Ripon Area School District, WI TRAPN, 0.70%, 06/29/12	500,364

1,950,000	School District of Bloomer, WI TRAPN, 0.70%, 09/28/12	1,952,848

900,000	School District of Cambridge Dane and Jefferson Counties, WI TRAPN, 0.65%, 09/20/12	902,518

1,550,000	School District of Edgerton, WI TRAPN, 0.60%, 10/10/12	1,553,225

1,650,000	School District of Maple, WI TRAPN, 0.65%, 11/01/12	1,653,341

2,900,000	School District of the Menomonie Area Dunn and St. Croix Counties, WI TRAPN, 0.75%, 09/19/12	2,903,353

1,175,000	School District of Three Lakes, WI TRAN, 0.75%, 08/20/12	1,176,122

5,975,000	Sun Prairie Area School District, WI TRAPN, 0.70%, 10/26/12	5,985,117

2,374,566	Town of Ayer, MA GO BAN, 0.70%, 06/29/12	2,377,716

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT OBLIGATION NOTES AND BONDS (CONTINUED)

$1,115,000	Town of Franklin, MA GO BAN, 0.79%, 05/02/12	$1,115,665

1,300,000	Town of Nahant, MA GO RAN Series A, 0.70%, 05/15/12	1,300,854

1,100,000	Unified School District of Antigo, WI TRAPN, 0.65%, 10/29/12	1,102,201

1,000,000	Wheatland Joint #1 School District, WI TRAPN, 0.70%, 11/01/12	1,001,737

3,000,000	Wilson CSD Niagara County, NY BAN 2012, 0.55%, 03/20/13	3,020,194

2,400,000	Windham-Ashland-Jewett CSD Greene County, NY BAN 2012, 0.60%, 03/13/13	2,414,697

53,749,566	Total Tax Exempt Obligation Notes and Bonds	53,863,601

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (1) (83.30%)

$3,000,000	ABAG Finance Authority for nonprofit Corporation, CA RB (On Lok Senior Health Services) – Series 2008, LOC Wells Fargo Bank, N.A., 0.15%, 08/01/38	$3,000,000

1,860,000	Adams County, PA IDA (Say Plastics, Inc. Project) – Series 2007A, LOC Wells Fargo Bank, N.A., 0.40%, 08/01/32	1,860,000

7,275,000	Bay Area Toll Authority SF Bay Area Toll Bridge, CA RB Series B-1, LOC Bank of America, N.A., 0.14%, 04/01/45	7,275,000

3,000,000	BB & T Municipal Trust Floater Certificates – Series 5000 DLL, LOC Rabobank Nederland, N.A., 0.28%, 10/01/28	3,000,000

1,975,000	BB & T Municipal Trust Series 2006 (Puerto Rico Electric Power Authority) – Series 2008-1 VV, LOC Branch Banking And Trust Company, 0.20%, 01/01/27	1,975,000

2,000,000	BB & T Municipal Trust Series 2011, LOC Branch Banking And Trust Company, 0.19%, 09/01/22	2,000,000

750,000	Broward County, FL HFA (Sailboat Bend Artist Lofts Project) – Series 2006, LOC Citibank, N.A., 0.25%, 04/15/38, (2)	750,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments March 31, 2012 (Continued)

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$1,500,000	Calcasieu Parish Public Trust Authority Gulf Opportunity Zone, LA RB (Delta Equine Center LLC Project) – Series 2007, LOC Branch Banking And Trust Company, 0.18%, 01/01/32, (2)	$1,500,000

3,000,000	California Infrastructure and Economic Development Bank RRB (Pacific Gas and Electric Company) – Series 2009B, LOC Mizuho Corporate Bank, 0.17%, 11/01/26	3,000,000

9,665,000	California Infrastructure and Economic Development Bank RRB (Pacific Gas and Electric Company) – Series 2009D, LOC Sumitomo Mitsui Banking Corporation, 0.12%, 12/01/16	9,665,000

1,000,000	Chino Basin Regional Financing Authority, CA RRB (Inland Empire Utilities Agency) – Series 2008B, LOC Lloyds TSB Bank PLC, 0.17%, 06/01/32	1,000,000

2,315,000	Citigroup Global Markets ROCs Trust II-R Series 12288, FL Florida Full Faith & Credit Board of Education Public Education Capital Outlay Bonds – Series 2003B), 0.22%, 06/01/33	2,315,000

3,285,000	Citigroup Global Markets ROCs Trust II-R Series 11208 Sabine Neches, TX HFC Single Family Mortgage RB Series 2006, Guaranteed by Government National Mortgage Association/Federal National Mortgage Association/Federal Home Loan Mortgage Corporation, 0.25%, 12/01/39, (2)	3,285,000

1,500,000	City of Galesburg, IL RB (Knox College Project) – Series 1999, LOC LaSalle National Bank, N.A., 0.27%, 07/01/24	1,500,000

1,200,000	City of Jeffersontown, KY RB (Kentucky League of Cities Funding Trust Lease Program) –Series 2000, LOC U.S. Bank, N.A., 0.18%, 03/01/30	1,200,000

4,765,000	City of Milwaukee, WI IDRB (Midwest Express Airlines, Inc. Project) – Series 1998, LOC U.S. Bank, N.A., 0.29%, 08/01/30, (2)	4,765,000

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$875,000	City of New York GO Fiscal 1995 F-3, LOC JPMorgan Chase Bank, N.A., 0.17%, 02/15/13	$875,000

1,175,000	City of Shively, KY Industrial Building RB (New Millennium Development Company, LLC Project) – Series 2008, LOC Branch Banking And Trust Company, 0.35%, 05/01/28	1,175,000

9,000,000	City of Valdez, AK Marine Terminal RRB (Exxon Pipeline Company Project) – 1993 Series C, 0.16%, 12/01/33	9,000,000

4,600,000	City of Williamstown, KY RB (Kentucky League of Cities Fundings Trust Lease Program) – Series 08A, LOC U.S. Bank, N.A., 0.18%, 07/01/38	4,600,000

2,750,000	Cleveland- Cuyahoga County Port Authority, OH RB (Euclid Avenue Housing Corporation Project) – Series 2008, LOC U.S. Bank, N.A., 0.17%, 06/01/39	2,750,000

2,175,000	Colorado HFA Multifamily Housing RRB (Diamondhead Project) – 1996 Series I, Collateralized by Federal National Mortgage Association, 0.17%, 10/15/16	2,175,000

3,000,000	Colorado HFA Solid Waste Disposal RB (Waste Management, Inc. Project) – Series 2003, LOC Wells Fargo Bank, N.A. , 0.21%, 08/01/38 (2)	3,000,000

875,000	Community Development Authority of the Village of Saukville, WI IDRB (Calibre, Inc. Project) – Series 2004, LOC Bank of Montreal, 0.29%, 09/01/29	875,000

700,000	Connecticut State Development Authority Solid Waste Disposal Facilities RB (Rand – Whitney Containerboard Limited Partnership Project) – Series 1993, LOC Bank of Montreal, 0.20%, 08/01/23, (2)	700,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments March 31, 2012 (Continued)

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$1,870,000	County Commission of Cabell County, WV Commercial Development RB (Valley Health Systems, Inc. Project) – 2006A, LOC JPMorgan Chase Bank, N.A., 0.26%, 01/01/32	$1,870,000

3,170,000	County of Douglas, NE IDRB (Phillips Manufacturing Project) – Series 2002, LOC Wells Fargo Bank, N.A., 0.35%, 12/01/18, (2)	3,170,000

2,625,000	County of Jefferson, KY Industrial RRB (Zeochem L.L.C. Project) – Series 2001, LOC UBS AG, 0.34%, 08/01/21	2,625,000

6,545,000	County of Warren, OH Health Care Facilities Improvement RB (Otterbein Homes Projects) – Series 1998B, LOC U.S. Bank, N.A., 0.17%, 07/01/23	6,545,000

1,800,000	Development Authority of Carroll County, GA RB (Royal Metal Products, Inc Project) – Series 2007, LOC Branch Bank & Trust Company, 0.25%, 01/01/27, (2)	1,800,000

10,820,000	Development Authority of Columbus, GA MHRB (Avalon apartments Projects) – Series 2008, Guaranteed by Federal National Mortgage Association, 0.25%, 10/15/40, (2)	10,820,000

4,000,000	Dormitory Authority of the State of New York RB (BlytheDale Children Hospital) – Series 2009, LOC TD Banknorth, N.A., 0.17%, 12/01/36	4,000,000

1,100,000	Dormitory Authority of the State of New York RB (University of Rochester) – Series 2006, LOC Bank of America, N.A., 0.23%, 07/01/27	1,100,000

1,280,000	Dutchess County, NY IDA (Marist College Civic Facilities) – Series 1998A, LOC JPMorgan Chase Bank, N.A., 0.16%, 07/01/28	1,280,000

1,900,000	Duval County, FL HFA Multifamily Housing Mortgage RB (Camri Green Apartments) – Series 2003, Guaranteed by Federal National Mortgage Association, 0.21%, 11/15/36, (2)	1,900,000

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$20,100,000	Electric System Revenue Refunding Certificates of Participation (City of Roseville, CA) – Series 2008A, LOC Morgan Stanley Bank, N.A., 0.24%, 02/01/35	$20,100,000

9,235,000	Federal Home Loan Mortgage Corporation Class A Multi-family Certificates, Series M015, Guaranteed by Federal Home Loan Mortgage Corporation, 0.24%, 05/15/46, (2)	9,235,000

1,050,000	Florida Development Finance Corporation Enterprise Bond Program IDRB (Press Ex, Inc. Project) – Series 2007B, LOC Branch Banking & Trust Company, 0.23%, 07/01/17, (2)	1,050,000

5,200,000	Fulton County, KY Industrial Building RB (The Burke-Parsons-Bowlby Corporation Project) – Series 2006, LOC Branch Banking And Trust Company, 0.35%, 07/01/26, (2)	5,200,000

7,400,000	Housing Authority of Cobb County, GA MHRB (Highland Ridge Apartments Project) – Series 2008, Guaranteed by Federal Home Loan Mortgage Corporation, 0.19%, 07/01/41	7,400,000

3,000,000	Illinois Development Finance Authority MHRB (Butterfield Creek Associates Project) – Series 1999, LOC LaSalle National Bank, N.A., 0.51%, 04/01/39, (2)	3,000,000

3,400,000	Illinois Development Finance Authority RB (Glenwood School for Boys) – Series 1998, LOC BMO Harris Bank N.A., 0.19%, 02/01/33	3,400,000

3,000,000	Illinois Educational Facilities Authority RB (The Adler Planetarium) – Series 1997, LOC PNC Bank, N.A., 0.17%, 04/01/31	3,000,000

1,900,000	Illinois Finance Authority RB (Riverside Health System) – Series 2004, LOC JPMorgan Chase Bank, N.A., 0.20%, 11/15/29	1,900,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments March 31, 2012 (Continued)

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$5,200,000	Iowa Higher Education Loan Authority Private College Facility RB (University of Dubuque Project) – Series 2007, LOC Northern Trust Bank, 0.21%, 04/01/35	$5,200,000

2,100,000	Iredell County, NC Industrial Facilities and PCFA (Riley Technologies Project) – Series 2006, LOC Branch Banking and Trust Company, 0.35%, 11/01/31, (2)	2,100,000

1,700,000	King George County, VA IDA RB (Birchwood Power Partners, L.P. Project) – Series 1995, LOC Bank of Nova Scotia, 0.21%, 11/01/25, (2)	1,700,000

2,500,000	Los Angeles County, CA MTA Proposition C Sales Taxes RRB Series 2009 – C1, LOC Sumitomo Mitsui Banking Corp., 0.15%, 07/01/25	2,500,000

600,000	Loudoun County, VA IDA RB (Howard Hughes Medical Institute Issue) – Series 2003C, 0.16%, 02/15/38	600,000

406,000	Marion County, FL IDA MHRB (Chamber at Pinecastle Project) – Series 2002, Guaranteed by Federal National Mortgage Association, 0.19%, 11/15/32	406,000

6,000,000	Maryland Health and Higher Educational Facilities Authority RB (University of Maryland Medical System Issue) – Series 2007A, LOC Wachovia Bank, N.A., 0.17%, 07/01/34	6,000,000

1,825,000	Massachusetts HEFA RB (Pool Loan Program Issue) – Series N, LOC TD Banknorth, N.A., 0.20%, 02/01/38	1,825,000

7,000,000	Michigan Finance Authority Unemployment Obligation Assessment RB Series 2011, LOC Citibank, N.A., 0.21%, 07/01/14	7,000,000

4,785,000	Michigan Strategic Fund Limited Obligation RB (Halsbeck Pickle Company Project) – Series 2007, LOC Federal Home Loan Bank, 0.19%, 03/01/37	4,785,000

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$1,260,000	Michigan Strategic Fund Variable Rate Demand Limited Obligation RB (Midbrook Products, Inc. Project) – Series 1994, LOC PNC Bank, N.A., 0.29%, 10/01/14, (2)	$1,260,000

7,510,000	Mississippi Business Finance Corporation Gulf Opportunity Zone IDRB (Chevron U.S.A. Inc. Project) – Series 2009F, 0.17%, 12/01/30	7,510,000

6,000,000	Mississippi Business Finance Corporation Gulf Opportunity Zone IDRB (Chevron U.S.A. Inc. Project) – Series 2011C, 0.19%, 11/01/35	6,000,000

1,900,000	MTA Dedicated Fund Tax, NY RB Series 2008 Subseries 2008 B-1, LOC Bank of Nova Scotia, 0.15%, 11/01/34	1,900,000

3,450,000	Nevada Housing Division MHRB (Golden Apartment) – Series 2007, Guaranteed by Federal Home Loan Mortgage Corporation, 0.23%, 10/01/37, (2)	3,450,000

2,065,000	Nevada Housing Division Multi-Unit Housing RB (Help Owens 2 Apartments) – Series 2007, LOC Citibank, N.A., 0.25%, 10/01/42, (2)	2,065,000

1,910,000	Nevada Housing Division Multi-Unit Housing RB(Maryland Villas Project) – Series 1997A, LOC Federal Home Loan Bank, 0.23%, 10/01/30, (2)	1,910,000

2,700,000	New Jersey Economic Development Authority IDRB (CST Products, LLC Project) – Series 2006, LOC National Bank of Canada, 0.31%, 04/01/26	2,700,000

1,600,000	New Jersey EDA RB (Stolthaven Perth Amboy Inc. Project) – Series 1998A, LOC Citibank, N.A., 0.24%, 01/15/18	1,600,000

2,000,000	New Jersey Health Care Facilities Financing Authority RB (AHS Hospital Corp. Issue) – Series 2008B, LOC Bank of America, N.A., 0.26%, 07/01/36	2,000,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments March 31, 2012 (Continued)

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$2,985,000	New York City Housing Development Corporation Multi-Family Mortgage RB (Marseilles Apartments) – Series 2004A LOC Citibank, N.A., 0.21%, 12/01/34	$2,985,000

3,500,000	New York City Housing Development Corporation Multi-Family Rental Housing RB (100 Jane Street Development) – Series A, Collateralized by Federal National Mortgage Association, 0.18%, 09/15/28, (2)	3,500,000

5,100,000	New York City Housing Development Corporation Multi-Family Rental Housing RB (Brookhaven Apartments) – Series 2004 A, LOC Citibank, N.A., 0.21%, 01/01/36, (2)	5,100,000

2,155,000	New York City Recovery Bonds Fiscal 2003 Series 3F, 0.20%, 11/01/22	2,155,000

3,000,000	New York City Transitional Finance Authority Future Tax Secured Refunding Senior Bonds Fiscal 2003 Subseries A-3, LOC Bank of Tokyo-Mitsubishi UFJ LTD., 0.14%, 11/01/29	3,000,000

4,575,000	New York City, NY Adjustable Rate Subseries A-6, LOC Landesbank Hessen – Thuringen Girozentrale, 0.24%, 08/01/19	4,575,000

6,900,000	New York City, NY Series 1994 E-4, LOC BNP Paribas S.A., 0.22%, 08/01/21	6,900,000

7,500,000	New York Liberty Development Corporation RB (Goldman Sachs Headquarters Issue) – Series 2005, LOC Wells Fargo Bank, N.A. , 0.18%, 10/01/35	7,500,000

4,000,000	New York State Energy Research and Development Authority Facilities RB (Consolidated Edison Company of New York, Inc. Project) – Series 2005A-3, LOC Mizuho Corporate Bank, 0.17%, 05/01/39	4,000,000

10,040,000	New York State HFA RB (600 West 42nd Street) – 2009 Series A, LOC BNY Mellon, N.A., 0.15%, 11/01/41	10,040,000

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$650,000	New York State HFA RB (Normandie Court I Housing) – Series 1991A, LOC Landesbank Hessen Thuringen Girozentrale, 0.20%, 05/15/15	$650,000

5,000,000	New York State HFA RB (Tribeca Green Housing) – Series 2003A, LOC Landesbank Hessen Thuringen Girozentrale, 0.26%, 11/01/36	5,000,000

1,000,000	Orange County, FL HFA MHRB (Post Fountains at Lee Vista Project) – Series 1997E, Collateralized by Federal National Mortgage Association, 0.18%, 06/01/25	1,000,000

3,500,000	Palm Beach County, FL RB (Norton Gallery and School of Art, Inc. Project) – Series 1995, LOC Northern Trust Bank, 0.24%, 05/01/25	3,500,000

3,000,000	Parish of East Baton Rouge, LA Pollution Control RRB (Exxon Project) – Series 1989, 0.16%, 11/01/19	3,000,000

2,200,000	Pennsylvania EDFA EDRB 2005 Series B-2 (Joseph R & Nancy L DelSignore Project), LOC PNC Bank, N.A., 0.25%, 08/01/30, (2)	2,200,000

600,000	Pennsylvania EDFA EDRB 2005 Series B-3 (North America Communications, Inc. Project), LOC PNC Bank, N.A., 0.37%, 08/01/12, (2)	600,000

100,000	Philadelphia Authority for IDRB (Girard Estate Aramark Tower Acquisition Project) – Series 2002, LOC JPMorgan Chase Bank, N.A., 0.25%, 06/01/32	100,000

7,800,000	Public Finance Authority Midwestern Disaster Area, WI RB Series 2011 (RPD Holdings, LLC and HGI Wisconsin, LLC Project), LOC Farm Credit Service of America/AgriBank FCB, 0.16%, 09/01/36	7,800,000

625,000	Redevelopment Authority of the City of Milwaukee, WI RB (Palmolive Building Project) – Series, LOC PNC Bank, N.A., 0.29%, 12/01/16, (2)	625,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments March 31, 2012 (Continued)

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$1,000,000	Rockingham County , NC Industrial Facilities and PCFA IDRB (Whiteridge Plastics, LLC Project) – Series 2003, LOC Branch Banking And Trust Company, 0.25%, 01/01/17, (2)	$1,000,000

825,000	Rockingham County, NC Industrial Facilities and PCFA IDRB (Eden Custom Processing, LLC Project) Series 2004, LOC Branch Banking And Trust Company, 0.25%, 03/01/15, (2)	825,000

2,745,000	South Carolina State Jobs EDA EDRB (Diversified Coating Systems, Inc Project) – Series 2002, LOC Branch Banking And Trust Company, 0.25%, 04/01/17, (2)	2,745,000

6,100,000	State of Connecticut HEFA RB (Yale University Issue) – Series T-2, 0.16%, 07/01/29	6,100,000

4,490,000	State of Connecticut HEFA RB (Yale University Issue) – Series Y-2, 0.19%, 07/01/35	4,490,000

300,000	State of Connecticut HEFA RB (Saint Francis Hospital and Medical Center Issue) – Series F, LOC JPMorgan Chase Bank, N.A., 0.18%, 07/01/47	300,000

1,800,000	State of Connecticut HEFA RB (Gaylord Hospital Issue) – Series B, LOC Bank of America, N.A., 0.27%, 07/01/37	1,800,000

5,500,000	State of Connecticut HEFA RB (Yale University Issue) – Series U-1, 0.16%, 07/01/33	5,500,000

2,000,000	State of Connecticut HEFA RB (Yale-New Haven Hospital Issue) – Series K-1, LOC JPMorgan Chase Bank, N.A., 0.17%, 07/01/25	2,000,000

2,000,000	State of Connecticut HEFA RB (Yale-New Haven Hospital Issue) – Series L-1, LOC Bank of America, N.A., 0.26%, 07/01/36	2,000,000

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$800,000	Suffolk, VA Redevelopment and Housing Authority MHRB (Oak Springs Apartments, LLC Project) – Series 1999, Guaranteed by Federal Home Loan Mortgage Corporation, 0.26%, 12/01/19	$800,000

3,335,000	The City of New York Fiscal 2004 Series H-4, LOC BNY Mellon, N.A., 0.17%, 03/01/34	3,335,000

5,000,000	The City of New York GO Fiscal 2004 Series A-3, LOC Morgan Stanley Bank, N.A., 0.24%, 08/01/31	5,000,000

3,000,000	The Delaware EDA RB (Peninsula United Methodist Homes, Inc. Project) – Series 2007A, LOC PNC Bank, N.A ., 0.17%, 05/15/37	3,000,000

4,630,000	The Economic Development Corporation of the City of Lapeer Development, MI RB (H & H Tool, Inc. Project) – Series 2007, LOC PNC Bank, N.A., 0.23%, 01/01/37	4,630,000

4,500,000	The Trust for Cultural Resources of the City of New York RB (WNYC Radio, Inc.) – Series 2006, LOC Wells Fargo Bank, N.A., 0.15%, 04/01/26	4,500,000

1,170,000	The Washington EDFA RB (Mercer Island Partner Associate, LLC Project) – Series 1997D, LOC U.S. Bank, N. A., 0.24%, 06/01/27, (2)	1,170,000

6,000,000	Uinta County, WY Pollution Control RRB (Chevron U.S.A Inc.) – Series 1993, 0.20%, 08/15/20	6,000,000

165,000	University of North Carolina at Chapel Hill RB – Series 2001B, 0.15%, 12/01/25	165,000

1,040,000	Upper Illinois River Valley Development Authority IDRB (Advanced Flexible Composites, Inc. Project) Series 2003-A, LOC LaSalle National Bank, N.A., 0.29%, 06/01/25, (2)	1,040,000

3,300,000	Utah Transit Authority Sale Tax RB Series 2006B, LOC BNP Paribas S.A., 0.19%, 06/15/36	3,300,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments March 31, 2012 (Continued)

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$2,225,000	Village of Arlington Heights, IL Multifamily Housing RRB (Dunton Tower Apartments Project) – Series 1997, LOC BMO Harris Bank N.A., 0.19%, 05/01/24	$2,225,000

2,700,000	Washington State HFC MHRB (The Seasons Apartment Project) Series 2006, Guaranteed by Federal National Mortgage Association, 0.22%, 12/15/40, (2)	2,700,000

3,525,000	Wisconsin HEFA RB (Cedar Crest Inc. Project) – Series 2006, LOC BMO Harris Bank N.A., 0.19%, 07/01/31	3,525,000

1,200,000	Wisconsin HEFA RB, (Indian Community School of Milwaukee, Inc. Project) – Series 2006, LOC JPMorgan Chase Bank, N.A., 0.20%, 12/01/36	1,200,000

1,325,000	Wisconsin HEFA RB, (Lutheran Social Services of Wisconsin and Upper Michigan, INC.) – Series 2004, LOC BMO Harris Bank N.A., 0.19%, 10/01/28	1,325,000

370,051,000	Total Tax Exempt Variable Rate Demand Instruments	370,051,000

	Total Investments (98.80%) (cost $438,914,601†)	438,914,601
	Cash and other assets, net of liabilities (1.20%)	5,332,796

	Net Assets (100.00%)	$444,247,397

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:

(1)	Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(2)	Security subject to alternative minimum tax.

KEY:

BAN	= Bond Anticipation Note
CSD	= Central School District
EDA	= Economic Development Authority
EDFA	= Economic Development Finance Authority
EDRB	= Economic Development Revenue Bond
FCB	= Farm Credit Bank
GO	= General Obligation
HEFA	= Health and Education Facilities Authority
HFA	= Housing Finance Authority
HFC	= Housing Finance Commission
IDA	= Industrial Development Authority
IDRB	= Industrial Development Revenue Bond
LOC	= Letter of Credit
MHRB	= Multi-Family Housing Revenue Bond
MTA	= Metropolitan Transportation Authority
PCFA	= Pollution Control Finance Authority
RAN	= Revenue Anticipation Note
RB	= Revenue Bond
ROC	= Reset Option Certificates
RRB	= Revenue Refunding Bonds
TRAPN	= Tax and Revenue Anticipation Promissory Note
TRAN	= Tax and Revenue Anticipation Note

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments March 31, 2012 (Continued)

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (UNAUDITED)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$370,051,000	84.31%
31 through 60 Days	17,416,519	3.97
61 through 90 Days	13,590,015	3.10
91 through 120 Days	10,012,984	2.28
121 through 180 Days	4,981,994	1.13
Over 180 Days	22,862,089	5.21
Total	$438,914,601	100.00%

BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE (UNAUDITED)

States	Value	% of Portfolio
Alaska	$9,000,000	2.05%
California	48,540,000	11.06
Colorado	5,175,000	1.18
Connecticut	22,890,000	5.21
Delaware	3,000,000	0.68
Florida	10,921,000	2.49
Georgia	20,020,000	4.56
Illinois	16,065,000	3.66
Iowa	5,200,000	1.18
Kentucky	29,800,000	6.79
Louisiana	4,500,000	1.02
Maryland	6,000,000	1.37
Massachusetts	12,126,098	2.76
Michigan	17,675,000	4.03
Mississippi	13,510,000	3.08
Nebraska	3,170,000	0.72
Nevada	7,425,000	1.69
New Jersey	6,300,000	1.44
New York	100,423,158	22.88
North Carolina	4,090,000	0.93
Ohio	10,497,505	2.39
Pennsylvania	4,760,000	1.08
Puerto Rico	1,975,000	0.45
South Carolina	2,745,000	0.63
Texas	3,285,000	0.75
Utah	3,300,000	0.75
Virginia	3,100,000	0.71
Washington	3,870,000	0.88
West Virginia	1,870,000	0.43
Wisconsin	39,446,840	8.99
Wyoming	6,000,000	1.37
Other Territories	12,235,000	2.79
Total	$438,914,601	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund RNT Natixis Liquid Prime Portfolio Schedule of Investments March 31, 2012

Face Amount	Security Description	Value (Note 1)

ASSET BACKED COMMERCIAL PAPER (6.18%) (1)

$14,000,000	GOVCO, LLC, 0.32%, 04/09/12	$13,999,004

14,000,000	Total Asset Backed Commercial Paper	13,999,004

COMMERCIAL PAPER (13.23%)

$11,000,000	Bank of Tokyo Mitsubishi, UFJ, 0.47%, 04/04/12	$10,999,569

8,000,000	Societe Generale S.A., 0.35%, 04/05/12	7,999,689

11,000,000	Standard Chartered Bank, 0.37%, 05/25/12	10,993,895

30,000,000	Commercial Paper	29,993,153

LETTER OF CREDIT COMMERCIAL PAPER (14.56%)

$11,000,000	COFCO Capital Corporation, LOC Rabobank Nederland, 0.35%, 04/12/12	$10,998,824

11,000,000	ICICI Bank Limited, LOC Bank of America, N.A., 0.50%, 04/19/12	10,997,250

11,000,000	Louis Dreyfus Corporation, LOC Credit Agricole S.A., 0.52%, 04/02/12	10,999,841

33,000,000	Total Letter of Credit Commercial Paper	32,995,915

REPURCHASE AGREEMENT (24.71%)

$56,000,000	BNY Mellon Capital Markets, LLC, 0.31%, dated 03/30/12, due 04/02/12, repurchase proceeds at maturity $56,001,447 (Collateralized by $118,924,354, FHLMC, 3.000% to 6.000%, due 08/01/13 to 03/01/42, value $15,372,112, FNMA, 0.000% to 6.000%, due 04/02/12 to 03/01/42, value $41,634,673, GNMA, 4.500% to 5.500%, due 12/15/28 to 06/15/37, value $113,215)	$56,000,000

56,000,000	Total Repurchase Agreement	56,000,000

TIME DEPOSIT (4.68%)

$10,600,000	BNP Paribas S.A., 0.12%, 04/02/12	$10,600,000

10,600,000	Total Time Deposit	10,600,000

Face Amount	Security Description	Value (Note 1)

YANKEE CERTIFICATES OF DEPOSIT (36.62%)

$14,000,000	Canadian Imperial Bank of Commerce, 0.33%, 07/25/12	$14,000,000

11,000,000	Mizuho Corporate Bank, 0.50%, 04/05/12	11,000,000

11,000,000	Nordea Bank AB, 0.44%, 04/09/12	11,000,025

11,000,000	Sumitomo Mitsui Banking Corporation, 0.44%, 04/11/12	11,000,015

11,000,000	Svenska HandelsBanken AB, 0.45%, 04/05/12	11,000,000

11,000,000	Toronto Dominion Bank, 0.25%, 07/19/12	11,000,000

14,000,000	Westpac Banking Corporation, 0.38%, 05/02/12	14,000,000

83,000,000	Total Yankee Certificates of Deposit	83,000,040

	Total Investments (99.98%) (cost $226,588,112†)	226,588,112
	Cash and other assets, net of liabilities (0.02%)	50,245

	Net Assets (100.00%)	$226,638,357

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

(1)	Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at the time of this statement was $13,999,004, which represented 6.18% of the Portfolio’s net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

KEY

FHLMC	= Federal Home Loan Mortgage Corporation
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
LOC	= Letter of Credit

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (UNAUDITED)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$204,594,217	90.29%
31 through 60 Days	10,993,895	4.85
61 through 90 Days	-0-	-0-
91 through 120 Days	11,000,000	4.86
121 through 180 Days	-0-	-0-
Over 180 Days	-0-	-0-
Total	$226,588,112	100.00%

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities March 31, 2012

	Daily Income Fund Money Market Portfolio	Daily Income Fund U.S. Treasury Portfolio	Daily Income Fund U.S. Government Portfolio	Daily Income Fund Municipal Portfolio	Daily Income Fund RNT Natixis Liquid Prime Portfolio
: Assets
Investments in securities, at amortized cost (Note 1)	$3,432,916,823	$602,322,641	$680,622,384	$438,914,601	$170,588,112
Repurchase agreements	—	718,000,000	590,000,000	—	56,000,000
Cash	—	669,518	—	5,028,396	39,023
Accrued interest receivable	813,859	2,679,975	176,767	427,753	59,786
Prepaid expenses	72,713	47,887	19,695	13,647	4,397

Total assets	3,433,803,395	1,323,720,021	1,270,818,846	444,384,397	226,691,318

: Liabilities
Payable to affiliates (Note 2)	802,020	95,063	190,905	55,525	1,168
Due to Custodian	56,318	—	72,251	—	—
Accrued expenses	444,274	129,045	182,184	78,595	33,566
Dividends payable	19,731	5,442	4,795	2,880	18,227

Total liabilities	1,322,343	229,550	450,135	137,000	52,961

Net assets	$3,432,481,052	$1,323,490,471	$1,270,368,711	$444,247,397	$226,638,357

: Source of Net Assets
Net capital paid in on shares of capital stock (Note 5)	$3,433,943,692	$1,323,493,049	$1,270,434,391	$444,247,905	$226,638,290
Undistributed net investment income	—	—	4,987	—	—
Accumulated net realized gain (loss)	(1,462,640)	(2,578)	(70,667)	(508)	67

Net assets	$3,432,481,052	$1,323,490,471	$1,270,368,711	$444,247,397	$226,638,357

NET ASSET VALUE, PER SHARE (NOTE 5):

	Daily Income Fund Money Market Portfolio			Daily Income Fund U.S. Treasury Portfolio
Class Name	Net Assets	Shares Outstanding	Net Asset Value	Net Assets	Shares Outstanding	Net Asset Value
Institutional Shares	$307,494,969	307,621,200	$1.00	$690,702,188	690,692,390	$1.00
Institutional Service Shares	$83,525,101	83,559,389	$1.00	$241,833,232	241,829,801	$1.00
Investor Shares	$166,845,293	166,913,785	$1.00	$206,573,083	206,570,153	$1.00
Investor Service Shares[1]	$220,099,713	220,190,066	$1.00	$155,135,642	155,133,442	$1.00
Retail Class Shares	$822,368,411	822,706,002	$1.00	$29,246,326	29,245,912	$1.00
Advantage Shares	$1,548,679,477	1,549,315,228	$1.00	—	—	—
Xpress Shares	$283,468,088	283,584,455	$1.00	—	—	—

Total	$3,432,481,052	3,433,890,125		$1,323,490,471	1,323,471,698

	Daily Income Fund U.S. Government Portfolio			Daily Income Fund Municipal Portfolio
Class Name	Net Assets	Shares Outstanding	Net Asset Value	Net Assets	Shares Outstanding	Net Asset Value
Institutional Shares	$42,356,480	42,360,115	$1.00	$5,209,277	5,211,852	$1.00
Institutional Service Shares	$62,202,161	62,207,499	$1.00	—	—	—
Investor Service Shares[1]	—	—	—	$53,804,284	53,830,881	$1.00
Retail Shares	$283,942,364	283,966,731	$1.00	$179,208,635	179,297,222	$1.00
Advantage Shares	$881,867,706	881,943,385	$1.00	$206,025,201	206,127,044	$1.00

Total	$1,270,368,711	1,270,477,730		$444,247,397	444,466,999

	Daily Income Fund RNT Natixis Liquid Prime Portfolio
Class Name	Net Assets	Shares Outstanding	Net Asset Value
Treasurer Shares	$222,631,096	222,631,030	$1.00
Liquidity Shares	$4,007,261	4,007,260	$1.00

Total	$226,638,357	226,638,290

[1]	Prior to July 29, 2011, Investor Service Shares were known as Short Term Income Class Shares.

The accompanying notes are an integral part of these financial statements.

Statements of Operations Year Ended March 31, 2012

	Daily Income Fund Money Market Portfolio		Daily Income Fund U.S. Treasury Portfolio	Daily Income Fund U.S. Government Portfolio		Daily Income Fund Municipal Portfolio	Daily Income Fund RNT Natixis Liquid Prime Portfolio
: Investment Income
INCOME:
Interest	$11,500,180		$1,434,043	$2,588,546		$1,159,745	$729,430

EXPENSES: (NOTE 2)
Investment management fee	4,814,210		1,579,961	1,541,348		497,195	184,408
Administration fee	2,005,920		658,317	642,228		207,165	61,469
Shareholder servicing fee (Institutional Service Shares)	214,674		752,637	158,360		—	—
Shareholder servicing fee (Investor Shares)	466,790		488,876	—		—	—
Shareholder servicing fee (Investor Service Shares1)	884,823		361,979	—		143,809	—
Shareholder servicing fee (Retail Shares)	2,038,052		51,891	680,810		386,682	—
Shareholder servicing fee (Advantage Shares)	3,980,924		—	2,306,578		492,323	—
Shareholder servicing fee (Xpress Shares)	685,808		—	—		—	—
Shareholder servicing fee (Treasurer Shares)	—		—	—		—	61,450
Shareholder servicing fee (Liquidity Shares)	—		—	—		—	61,508
Distribution fee (Investor Shares)	373,432		391,101	—		—	—
Distribution fee (Investor Service Shares1)	1,592,681		651,562	—		258,857	—
Distribution fee (Retail Shares)	5,298,936		134,917	1,770,105		1,005,375	—
Distribution fee (Advantage Shares)	11,942,773		—	6,919,734		1,476,969	—
Distribution fee (Xpress Shares)	2,057,424		—	—		—	—
Custodian expenses	189,013		70,305	79,341		24,223	36,820
Shareholder servicing and related shareholder expenses	1,436,116	(a)	465,440 (b)	315,465	(c)	180,928 (d)	66,687 (e)
Legal, compliance and filing fees	475,743		146,740	107,064		155,801	22,704
Audit and accounting	350,722		179,769	193,554		129,183	91,774
Trustees’ fees and expenses	348,754		106,168	107,499		35,424	22,739
Other expenses	100,534		31,379	38,369		17,729	7,554

Total expenses	39,257,329		6,071,042	14,860,455		5,011,663	617,113
Less: Earnings Credits (Notes 2 and 4)	—		—	—		(7,020)	(142)
Less: Fees waived (Note 2)	(28,770,464)		(4,675,250)	(12,373,247)		(3,923,931)	(401,441)

Net expenses	10,486,865		1,395,792	2,487,208		1,080,712	215,530

Net investment income	1,013,315		38,251	101,338		79,033	513,900

: Realized Gain (Loss) on Investments
Net realized gain (loss) on investments	229,094		(2,578)	1,897		835	67

Increase in net assets from operations	$1,242,409		$35,673	$103,235		$79,868	$513,967

(a)

Includes class specific transfer agency expenses of $108,185, $16,283, $103,754, $200,076, $447,333 and $34,769 for the Institutional, Institutional Service, Investor, Investor Service, Retail and Pinnacle Shares[2] respectively.

(b)

Includes class specific transfer agency expenses of $128,825, $60,539, $98,150, $72,882, $9,758 and $1,920 for the Institutional, Institutional Service, Investor, Investor Service, Retail and Pinnacle Shares[2] respectively.

(c)	Includes class specific transfer agency expenses of $6,068, $13,847 and $142,210 for the Institutional, Institutional Service and Retail Shares respectively.
(d)	Includes class specific transfer agency expenses of $1,078, $29,465 and $76,403 for the Institutional, Investor Service and Retail Shares respectively.
(e)	Includes class specific transfer agency expenses of $41,013 and $21,370 for the Treasurer and Liquidity Shares respectively.

[1]	Prior to July 29, 2011, Investor Service Shares were known as Short Term Income Class Shares.
[2]	Pinnacle Shares of the Money Market Portfolio and the U.S. Treasury Portfolio were fully liquidated on December 29, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets Years Ended March 31, 2012 and 2011

	Daily Income Fund Money Market Portfolio		Daily Income Fund U.S. Treasury Portfolio
	2012	2011	2012	2011

: Increase (Decrease) in Net Assets from
OPERATIONS:
Net investment income	$1,013,315	$1,661,484	$38,251	$33,922
Net realized gain (loss) on investments	229,094	112,996	(2,578)	8,080

Increase in net assets from operations	1,242,409	1,774,480	35,673	42,002

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Institutional Shares	(364,490)	(556,021)	(20,238)	(17,206)
Institutional Service Shares	(3,579)	(3,910)	(7,381)	(5,817)
Investor Shares	(8,656)	(5,579)	(5,563)	(4,992)
Investor Service Shares[1]	(16,008)	(9,250)	(4,227)	(4,401)
Retail Shares	(38,879)	(24,389)	(701)	(485)
Pinnacle Shares[2]	(63,549)	(238,407)	(141)	(1,021)
Advantage Shares	(483,995)	(767,598)	—	—
Xpress Shares	(34,159)	(56,330)	—	—

Total dividends to shareholders	(1,013,315)	(1,661,484)	(38,251)	(33,922)

DIVIDENDS TO SHAREHOLDERS FROM REALIZED GAINS ON INVESTMENTS:
Institutional Shares	—	—	—	(5,424)
Institutional Service Shares	—	—	—	(2,832)
Investor Shares	—	—	—	(2,362)
Investor Service Shares[1]	—	—	—	(1,952)
Retail Shares	—	—	—	(198)
Pinnacle Shares[2]	—	—	—	(329)
Advantage Shares	—	—	—	—
Xpress Shares	—	—	—	—

Total dividends to shareholders	—	—	—	(13,097)

CAPITAL SHARE TRANSACTIONS (NOTE 5):
Institutional Shares	79,624,230	6,823,962	217,569,326	(26,532,610)
Institutional Service Shares	(74,908,277)	(77,064,826)	17,883,842	(27,974,811)
Investor Shares	(24,962,108)	(24,200,817)	27,028,163	(18,882,212)
Investor Service Shares[1]	(131,694,741)	73,461,245	11,403,219	(48,113,115)
Retail Shares	(92,334,388)	(136,426,654)	14,340,670	(8,342,962)
Pinnacle Shares[2]	(206,027,550)	5,573,370	(16,687,875)	(27,660,112)
Advantage Shares	(942,301)	(24,848,400)	—	—
Xpress Shares	6,740,754	(5,422,312)	—	—

Total capital share transactions	(444,504,381)	(182,104,432)	271,537,345	(157,505,822)

Total increase/(decrease)	(444,275,287)	(181,991,436)	271,534,767	(157,510,839)

NET ASSETS:
Beginning of year	3,876,756,339	4,058,747,775	1,051,955,704	1,209,466,543

End of year	$3,432,481,052	$3,876,756,339	$1,323,490,471	$1,051,955,704

UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME	$—	$—	$—	$—

[1]	Prior to July 29, 2011, Investor Service Shares were known as Short Term Income Class Shares.
[2]	Pinnacle Shares of the Money Market Portfolio and the U.S. Treasury Portfolio were fully liquidated on December 29, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets Years Ended March 31, 2012 and 2011 (Continued)

	Daily Income Fund U.S. Government Portfolio		Daily Income Fund Municipal Portfolio
	2012	2011	2012	2011

: Increase (Decrease) in Net Assets from
OPERATIONS:
Net investment income	$101,338	$121,622	$79,033	$147,131
Net realized gain (loss) on investments	1,897	7,066	835	(1,343)

Increase in net assets from operations	103,235	128,688	79,868	145,788

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Institutional Shares	(3,648)	(25,256)	(1,494)	(39,428)
Institutional Service Shares	(3,130)	(1,788)	—	—
Investor Service Shares[1]	—	—	(4,482)	(1,211)
Retail Shares	(15,172)	(4,816)	(12,130)	(3,708)
Advantage Shares	(79,388)	(89,762)	(60,927)	(102,784)

Total dividends to shareholders	(101,338)	(121,622)	(79,033)	(147,131)

DIVIDENDS TO SHAREHOLDERS FROM REALIZED GAINS ON INVESTMENTS:
Institutional Shares	—	—	—	(80)
Institutional Service Shares	—	—	—	—
Investor Service Shares[1]	—	—	—	(130)
Retail Shares	—	—	—	(467)
Advantage Shares	—	—	—	(697)

Total dividends to shareholders	—	—	—	(1,374)

CAPITAL SHARE TRANSACTIONS (NOTE 5):
Institutional Shares	10,138,282	(58,293,045)	38,183	(20,182,776)
Institutional Service Shares	(3,981,156)	(7,201,116)	—	—
Investor Service Shares[1]	—	—	3,412,991	5,327,548
Retail Shares	63,972,873	30,907,134	57,488,117	(30,849,224)
Advantage Shares	(338,274)	15,110,395	23,737,924	(29,788,697)

Total capital share transactions	69,791,725	(19,476,632)	84,677,215	(75,493,149)

Total increase/(decrease)	69,793,622	(19,469,566)	84,678,050	(75,495,866)

NET ASSETS:
Beginning of year	1,200,575,089	1,220,044,655	359,569,347	435,065,213

End of year	$1,270,368,711	$1,200,575,089	$444,247,397	$359,569,347

UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME	$4,987	$4,987	$—	$—

[1]	Prior to July 29, 2011, Investor Service Shares were known as Short Term Income Class Shares.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets Years Ended March 31, 2012 and 2011 (Continued)

	Daily Income Fund RNT Natixis Liquid Prime Portfolio
	For the year ended March 31, 2012	Commencement of Operations November 30, 2010 through March 31, 2011

: Increase (Decrease) in Net Assets from
OPERATIONS:
Net investment income	$513,900	$42,454
Net realized gain (loss) on investments	67	—

Increase in net assets from operations	513,967	42,454

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Treasurer	(391,817)	(30,701)
Liquidity	(122,083)	(11,753)

Total dividends to shareholders	(513,900)	(42,454)

DIVIDENDS TO SHAREHOLDERS FROM REALIZED GAINS ON INVESTMENTS:
Treasurer	—	—
Liquidity	—	—

Total dividends to shareholders	—	—

CAPITAL SHARE TRANSACTIONS (NOTE 5):
Treasurer	91,128,401	—
Liquidity	4,007,260	131,502,629

Total capital share transactions	95,135,661	131,502,629

Total increase/(decrease)	95,135,728	131,502,629

NET ASSETS:
Beginning of year	131,502,629	—

End of year	$226,638,357	$131,502,629

UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME	$—	$—

The accompanying notes are an integral part of these financial statements.

Financial Highlights

:	Daily Income Fund Money Market Portfolio

	Institutional Shares
	Years Ended March 31,
	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.001	0.001	0.003	0.024	0.048
Net realized and unrealized gain (loss) on investments	0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.001	0.001	0.003	0.024	0.048

Less distributions from:
Dividends from net investment income	(0.001)	(0.001)	(0.003)	(0.024)	(0.048)
Net realized gain on investment	—	—	—	(0.000)	(0.000)

Total distributions	(0.001)	(0.001)	(0.003)	(0.024)	(0.048)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.08%	0.11%	0.29%	2.46%	4.91%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$307,495	$227,901	$221,078	$295,039	$751,532
Ratio to average net assets:
Net investment income	0.07%	0.11%	0.26%	2.52%	4.78%
Expenses (net of fees waived) (b)	0.22%	0.25%	0.25%	0.22%	0.20%
Management and administration fees waived	0.01%	0.00%	0.01%	0.06%	0.02%
Shareholder servicing and distribution fees waived	—	—	—	—	—
Transfer agency fees waived	0.01%	0.00%	0.01%	0.01%	0.01%
Expenses paid indirectly	—	—	—	0.00%	0.00%
	Investor Service Shares[1]
	Years Ended March 31,
	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.000	0.000	0.017	0.041
Net realized and unrealized gain (loss) on investments	0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.000	0.000	0.000	0.017	0.041

Less distributions from:
Dividends from net investment income	(0.000)	(0.000)	(0.000)	(0.017)	(0.041)
Net realized gain on investment	—	—	—	(0.000)	(0.000)

Total distributions	(0.000)	(0.000)	(0.000)	(0.017)	(0.041)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	0.00%	0.02%	1.71%	4.14%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$220,100	$351,736	$278,303	$262,237	$297,508
Ratio to average net assets:
Net investment income	0.00%	0.00%	0.02%	1.71%	3.92%
Expenses (net of fees waived) (b)	0.28%	0.36%	0.52%	0.96%	0.94%
Management and administration fees waived	0.01%	0.00%	0.01%	0.06%	0.02%
Shareholder servicing and distribution fees waived	0.67%	0.62%	0.47%	0.03%	0.01%
Transfer agency fees waived	0.01%	0.00%	—	—	—
Expenses paid indirectly	—	—	—	0.00%	0.00%

[1]	Prior to July 29, 2011, Investor Service Shares were known as Short Term Income Class Shares.
(a)	Unannualized
(b)	Includes expenses paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Institutional Service Shares					Investor Shares
Years Ended March 31,					Years Ended March 31,
2012	2011	2010	2009	2008	2012	2011	2010	2009	2008

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

0.000	0.000	0.001	0.022	0.046	0.000	0.000	0.001	0.020	0.044
0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000

0.000	0.000	0.001	0.022	0.046	0.000	0.000	0.001	0.020	0.044

(0.000)	(0.000)	(0.001)	(0.022)	(0.046)	(0.000)	(0.000)	(0.001)	(0.020)	(0.044)
—	—	—	(0.000)	(0.000)	—	—	—	(0.000)	(0.000)

(0.000)	(0.000)	(0.001)	(0.022)	(0.046)	(0.000)	(0.000)	(0.001)	(0.020)	(0.044)

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

0.00%	0.00%	0.12%	2.21%	4.65%	0.00%	0.00%	0.06%	2.01%	4.44%

$83,525	$158,401	$235,431	$199,697	$260,609	$166,845	$191,794	$215,983	$337,701	$316,547

0.00%	0.00%	0.09%	2.31%	4.50%	0.00%	0.00%	0.07%	1.96%	4.25%
0.28%	0.36%	0.42%	0.47%	0.45%	0.28%	0.36%	0.50%	0.68%	0.65%
0.01%	0.00%	0.01%	0.06%	0.02%	0.01%	0.00%	0.01%	0.06%	0.02%
0.21%	0.15%	0.09%	0.01%	0.01%	0.42%	0.37%	0.24%	0.04%	0.04%
0.00%	—	—	—	—	0.01%	0.00%	—	—	—
—	—	—	0.00%	0.00%	—	—	—	0.00%	0.00%
Retail Shares
Years Ended March 31,
2012	2011	2010	2009	2008

$1.00	$1.00	$1.00	$1.00	$1.00

0.000	0.000	0.000	0.016	0.040
0.000	0.000	0.000	0.000	0.000

0.000	0.000	0.000	0.016	0.040

(0.000)	(0.000)	(0.000)	(0.016)	(0.040)
—	—	—	(0.000)	(0.000)

(0.000)	(0.000)	(0.000)	(0.016)	(0.040)

$1.00	$1.00	$1.00	$1.00	$1.00

0.00%	0.00%	0.01%	1.65%	4.08%

$822,368	$914,654	$1,051,014	$1,384,774	$1,439,855

0.00%	0.00%	0.01%	1.64%	3.95%
0.28%	0.36%	0.55%	1.02%	1.00%
0.01%	0.00%	0.01%	0.06%	0.02%
0.87%	0.83%	0.65%	0.14%	0.14%
0.01%	0.00%	—	—	—
—	—	—	0.00%	0.00%

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

:	Daily Income Fund Money Market Portfolio (Continued)

	Advantage Shares

	Years Ended March 31,
	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.001	0.001	0.016	0.040
Net realized and unrealized gain (loss) on investments	0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.000	0.001	0.001	0.016	0.040

Less distributions from:
Dividends from net investment income	(0.000)	(0.001)	(0.001)	(0.016)	(0.040)
Net realized gain on investment	—	—	—	0.000	0.000

Total distributions	(0.000)	(0.001)	(0.001)	(0.016)	(0.040)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.03%	0.05%	0.05%	1.63%	4.06%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$1,548,680	$1,549,602	$1,574,427	$1,704,903	$3,451,676
Ratio to average net assets:
Net investment income	0.03%	0.05%	0.05%	1.70%	3.95%
Expenses (net of fees waived) (b)	0.26%	0.31%	0.49%	1.04%	1.02%
Management and administration fees waived	0.01%	0.00%	0.01%	0.06%	0.02%
Shareholder servicing and distribution fees waived	0.95%	0.93%	0.75%	0.17%	0.17%
Expenses paid indirectly	—	—	—	0.00%	0.00%

:	Daily Income Fund U.S. Treasury Portfolio

	Institutional Shares
	Years Ended March 31,
	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.000	0.001	0.010	0.041
Net realized and unrealized gain (loss) on investments	(0.000)	0.000	—	—	—

Total from investment operations	0.000	0.000	0.001	0.010	0.041

Less distributions from:
Dividends from net investment income	(0.000)	(0.000)	(0.001)	(0.010)	(0.041)
Net realized gain on investment	—	(0.000)	—	—	—

Total distributions	(0.000)	(0.000)	(0.001)	(0.010)	(0.041)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	0.00%	0.07%	0.97%	4.18%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$690,702	$473,133	$499,667	$526,947	$544,746
Ratio to average net assets:
Net investment income	0.00%	0.00%	0.08%	0.93%	4.17%
Expenses (net of fees waived) (b)	0.11%	0.22%	0.21%	0.23%	0.20%
Management and administration fees waived	0.11%	0.03%	0.06%	0.03%	0.03%
Shareholder servicing and distribution fees waived	—	—	—	—	—
Transfer agency fees waived	0.02%	0.02%	0.01%	—	—
Expenses paid indirectly	—	—	—	0.00%	0.00%

(a)	Unannualized
(b)	Includes expenses paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Xpress Shares
Years Ended March 31,				Commencement of Operations June 20, 2007 through March 31, 2008
2012	2011	2010	2009

$1.00	$1.00	$1.00	$1.00	$1.00

0.000	0.000	0.000	0.014	0.028
0.000	0.000	0.000	0.000	0.000

0.000	0.000	0.000	0.014	0.028

(0.000)	(0.000)	(0.000)	(0.014)	(0.028)
—	—	—	0.000	0.000

(0.000)	(0.000)	(0.000)	(0.014)	(0.028)

$1.00	$1.00	$1.00	$1.00	$1.00

0.01%	0.02%	0.02%	1.40%	2.88%	(a)

$283,468	$276,727	$282,144	$271,167	$272,213

0.01%	0.02%	0.02%	1.40%	3.82%	(c)
0.28%	0.34%	0.53%	1.27%	1.25%	(c)
0.01%	0.00%	0.01%	0.06%	0.02%	(c)
0.93%	0.90%	0.71%	0.00%	—
—	—	—	0.00%	0.00%	(c)

Institutional Service Shares					Investor Shares
Years Ended March 31,					Years Ended March 31,
2012	2011	2010	2009	2008	2012	2011	2010	2009	2008

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

0.000	0.000	0.000	0.007	0.039	0.000	0.000	0.000	0.006	0.037
(0.000)	0.000	—	—	—	(0.000)	0.000	—	—	—

0.000	0.000	0.000	0.007	0.039	0.000	0.000	0.000	0.006	0.037

(0.000)	(0.000)	(0.000)	(0.007)	(0.039)	(0.000)	(0.000)	(0.000)	(0.006)	(0.037)
—	(0.000)	—	—	—	—	(0.000)	—	—	—

(0.000)	(0.000)	(0.000)	(0.007)	(0.039)	(0.000)	(0.000)	(0.000)	(0.006)	(0.037)

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

0.00%	0.00%	0.01%	0.75%	3.92%	0.00%	0.00%	0.00%	0.65%	3.73%

$241,833	$223,950	$251,926	$233,270	$331,209	$206,573	$179,546	$198,429	$212,706	$270,279

0.00%	0.00%	0.01%	0.83%	3.76%	0.00%	0.00%	0.00%	0.68%	3.51%
0.10%	0.22%	0.26%	0.44%	0.45%	0.11%	0.22%	0.27%	0.55%	0.63%
0.11%	0.03%	0.06%	0.03%	0.03%	0.11%	0.03%	0.06%	0.03%	0.03%
0.25%	0.25%	0.19%	0.03%	—	0.45%	0.45%	0.40%	0.15%	0.05%
0.02%	0.01%	0.01%	—	—	0.05%	0.04%	0.03%	—	—
—	—	—	0.00%	0.00%	—	—	—	0.00%	0.00%

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

:	Daily Income Fund U.S. Treasury Portfolio (Continued)

	Investor Service Shares[1]
	Years Ended March 31,
	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.000	0.000	0.005	0.034
Net realized and unrealized gain (loss) on investments	(0.000)	0.000	—	—	—

Total from investment operations	0.000	0.000	0.000	0.005	0.034

Less distributions from:
Dividends from net investment income	(0.000)	(0.000)	(0.000)	(0.005)	(0.034)
Net realized gain on investment	—	(0.000)	—	—	—

Total distributions	(0.000)	(0.000)	(0.000)	(0.005)	(0.034)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	0.00%	0.00%	0.51%	3.46%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$155,136	$143,733	$191,847	$188,138	$174,840
Ratio to average net assets:
Net investment income	0.00%	0.00%	0.00%	0.54%	3.03%
Expenses (net of fees waived) (b)	0.11%	0.22%	0.27%	0.70%	0.90%
Management and administration fees waived	0.11%	0.03%	0.06%	0.03%	0.03%
Shareholder servicing and distribution fees waived	0.70%	0.70%	0.65%	0.26%	0.03%
Transfer agency fees waived	0.05%	0.05%	0.03%	—	—
Expenses paid indirectly	—	—	—	0.00%	0.00%

:	Daily Income Fund U.S. Government Portfolio

	Institutional Shares*
	Year Ended March 31, 2012	Year Ended March 31, 2011	For the period May 5, 2009 through March 31, 2010		For the period April 1, 2008 through December 11, 2008		Year Ended March 31, 2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00		$1.00

Income from investment operations:
Net investment income	0.000	0.000	0.002		0.012		0.045
Net realized and unrealized gain (loss) on investments	0.000	0.000	—		(0.000)		(0.000)

Total from investment operations	0.000	0.000	0.002		0.012		0.045

Less distributions from:
Dividends from net investment income	(0.000)	(0.000)	(0.002)		(0.012)		(0.045)
Net realized gain on investment	—	—	—		—		—

Total distributions	(0.000)	(0.000)	(0.002)		(0.012)		(0.045)

Net asset value, end of period	$1.00	$1.00	$1.00		$1.00		$1.00

TOTAL RETURN	0.01%	0.04%	0.17%	(a)	1.24%	(a)	4.54%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$42,357	$32,219	$90,506		$-0-		$10
Ratio to average net assets:
Net investment income	0.01%	0.04%	0.17%	(c)	1.76%	(c)	4.44%
Expenses (net of fees waived)	0.20%	0.25%	0.25%	(c)	0.25%	(c)	0.21%
Management and administration fees waived	0.03%	0.00%	0.02%	(c)	0.05%	(c)	0.09%
Shareholder servicing and distribution fees waived	—	—	—		—		—
Transfer agency fees waived	0.02%	—	—		—		—

*	Shares were fully liquidated on December 11, 2008 and became active on May 5, 2009.
[1]	Prior to July 29, 2011, Investor Service Shares were known as Short Term Income Class Shares.
(a)	Unannualized
(b)	Includes expenses paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Retail Shares
Years Ended March 31,
2012	2011	2010	2009	2008

$1.00	$1.00	$1.00	$1.00	$1.00

0.000	0.000	0.000	0.005	0.033
(0.000)	0.000	—	—	—

0.000	0.000	0.000	0.005	0.033

(0.000)	(0.000)	(0.000)	(0.005)	(0.033)
—	(0.000)	—	—	—

(0.000)	(0.000)	(0.000)	(0.005)	(0.033)

$1.00	$1.00	$1.00	$1.00	$1.00

0.00%	0.00%	0.00%	0.46%	3.36%

$29,246	$14,906	$23,249	$10,410	$20,976

0.00%	0.00%	0.00%	0.46%	1.90%
0.11%	0.22%	0.25%	0.73%	0.99%
0.11%	0.03%	0.06%	0.03%	0.03%
0.90%	0.90%	0.87%	0.44%	0.14%
0.05%	0.05%	0.02%	—	—
—	—	—	0.00%	0.00%

Institutional Service Shares					Retail Shares

Years Ended March 31,					Years Ended March 31,
2012	2011	2010	2009	2008	2012	2011	2010	2009	2008

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

0.000	0.000	0.001	0.012	0.042	0.000	0.000	0.000	0.007	0.037
0.000	0.000	—	(0.000)	(0.000)	0.000	0.000	—	(0.000)	(0.000)

0.000	0.000	0.001	0.012	0.042	0.000	0.000	0.000	0.007	0.037

(0.000)	(0.000)	(0.001)	(0.012)	(0.042)	(0.000)	(0.000)	(0.000)	(0.007)	(0.037)
—	—	—	—	—	—	—	—	—	—

(0.000)	(0.000)	(0.001)	(0.012)	(0.042)	(0.000)	(0.000)	(0.000)	(0.007)	(0.037)

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

0.00%	0.00%	0.09%	1.23%	4.31%	0.00%	0.00%	0.01%	0.71%	3.73%

$62,202	$66,183	$73,383	$283	$336	$283,942	$219,973	$189.069	$208,912	$159,269

0.00%	0.00%	0.00%	1.35%	3.82%	0.01%	0.00%	0.00%	0.60%	3.38%
0.20%	0.28%	0.30%	0.47%	0.45%	0.20%	0.28%	0.48%	0.99%	1.00%
0.03%	0.00%	0.02%	0.05%	0.09%	0.03%	0.00%	0.02%	0.05%	0.09%
0.25%	0.22%	0.20%	—	—	0.90%	0.89%	0.70%	0.17%	0.13%
0.02%	0.00%	—	—	—	0.04%	0.01%	0.00%	—	—

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

:	Daily Income Fund U.S. Government Portfolio (Continued)

	Advantage Shares
	Years Ended March 31,
	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.000	0.000	0.007	0.036
Net realized and unrealized gain (loss) on investments	0.000	0.000	—	(0.000)	(0.000)

Total from investment operations	0.000	0.000	0.000	0.007	0.036

Less distributions from:
Dividends from net investment income	(0.000)	(0.000)	(0.000)	(0.007)	(0.036)
Net realized gain on investment	—	—	—	—	—

Total distributions	(0.000)	(0.000)	(0.000)	(0.007)	(0.036)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	0.01%	0.02%	0.70%	3.71%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$881,868	$882,200	$867,087	$970,310	$662,379
Ratio to average net assets:
Net investment income	0.01%	0.01%	0.01%	0.66%	3.37%
Expenses (net of fees waived)	0.19%	0.27%	0.47%	0.99%	1.02%
Management and administration fees waived	0.03%	0.00%	0.02%	0.05%	0.09%
Shareholder servicing & distribution fees waived	1.00%	0.95%	0.76%	0.21%	0.16%

:	Daily Income Fund Municipal Portfolio

	Institutional Shares

	Years Ended March 31,
	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.002	0.004	0.019	0.033
Net realized and unrealized gain (loss) on investments	0.000	(0.000)	0.000	0.000	0.000

Total from investment operations	0.000	0.002	0.004	0.019	0.033

Less distributions from:
Dividends from net investment income	(0.000)	(0.002)	(0.004)	(0.019)	(0.033)
Net realized gain on investment	—	(0.000)	(0.000)	—	(0.000)

Total distributions	(0.000)	(0.002)	(0.004)	(0.019)	(0.033)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.03%	0.19%	0.42%	1.96%	3.35%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$5,209	$5,171	$25,344	$4,061	$3,856
Ratio to average net assets:
Net investment income	0.03%	0.22%	0.27%	1.93%	2.87%
Expenses (net of fees waived) (b)	0.25%	0.25%	0.25%	0.23%	0.20%
Management and administration fees waived	0.03%	0.05%	0.07%	0.10%	0.13%
Transfer agency fees waived	0.01%	—	—	—	—
Shareholder servicing and distribution fees waived	—	—	—	—	—
Expenses paid indirectly	0.00%	0.00%	—	0.00%	0.00%

The accompanying notes are an integral part of these financial statements.

Institutional Service Shares				Investor Service Shares[1]
For the period April 1, 2009 through December 21, 2009		Years Ended March 31,		Years Ended March 31,
		2009	2008	2012	2011	2010	2009	2008

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

0.002		0.017	0.030	0.000	0.000	0.001	0.014	0.027
0.000		0.000	0.000	0.000	(0.000)	0.000	0.000	0.000

0.002		0.017	0.030	0.000	0.000	0.001	0.014	0.027

(0.002)		(0.017)	(0.030)	(0.000)	(0.000)	(0.001)	(0.014)	(0.027)
(0.000)		—	(0.000)	—	(0.000)	(0.000)	—	(0.000)

(0.002)		(0.017)	(0.030)	(0.000)	(0.000)	(0.001)	(0.014)	(0.027)

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

0.18%	(a)	1.70%	3.09%	0.01%	0.00%	0.06%	1.39%	2.78%

$-0-		$249	$110	$53,804	$50,387	$45,068	$60,907	$93,233

0.26%	(c)	1.69%	2.81%	0.01%	0.00%	0.05%	1.41%	2.74%
0.50%	(c)	0.48%	0.45%	0.27%	0.44%	0.61%	0.78%	0.76%
0.07%	(c)	0.10%	0.13%	0.03%	0.05%	0.07%	0.10%	0.13%
—		—	0.01%	0.03%	—	—	—	—
0.00%	(c)	0.00%	0.00%	0.69%	0.54%	0.37%	0.17%	0.17%
—		0.00%	0.00%	0.00%	0.00%	—	0.00%	0.00%

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

:	Daily Income Fund Municipal Portfolio (Continued)

	Retail Shares
	Years Ended March 31,
	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.000	0.000	0.011	0.025
Net realized and unrealized gain (loss) on investments	0.000	(0.000)	0.000	0.000	0.000

Total from investment operations	0.000	0.000	0.000	0.011	0.025

Less distributions from:
Dividends from net investment income	(0.000)	(0.000)	(0.000)	(0.011)	(0.025)
Net realized gain on investment	—	(0.000)	(0.000)	—	(0.000)

Total distributions	(0.000)	(0.000)	(0.000)	(0.011)	(0.025)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	0.00%	0.04%	1.15%	2.54%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$179,209	$121,734	$152,582	$151,745	$170,909
Ratio to average net assets:
Net investment income	0.01%	0.00%	0.02%	1.13%	2.38%
Expenses (net of fees waived) (b)	0.27%	0.45%	0.61%	1.02%	1.00%
Management and administration fees waived	0.03%	0.05%	0.07%	0.10%	0.13%
Shareholder servicing and distribution fees waived	0.89%	0.74%	0.56%	0.13%	0.13%
Transfer agency fees waived	0.03%	—	0.01%	—	—
Expenses paid indirectly	0.00%	0.00%	—	0.00%	0.00%

	Advantage Shares
	Years Ended March 31,
	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.001	0.001	0.011	0.025
Net realized and unrealized gain (loss) on investments	0.000	(0.000)	0.000	(0.000)	0.000

Total from investment operations	0.000	0.001	0.001	0.011	0.025

Less distributions from:
Dividends from net investment income	(0.000)	(0.001)	(0.001)	(0.011)	(0.025)
Net realized gain on investment	—	(0.000)	(0.000)	—	(0.000)

Total distributions	(0.000)	(0.001)	(0.001)	(0.011)	(0.025)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.03%	0.05%	0.08%	1.12%	2.52%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$206,025	$182,277	$212,071	$186,442	$221,862
Ratio to average net assets:
Net investment income	0.03%	0.05%	0.05%	1.12%	2.41%
Expenses (net of fees waived) (b)	0.25%	0.40%	0.57%	1.04%	1.02%
Management and administration fees waived	0.03%	0.05%	0.07%	0.10%	0.13%
Shareholder servicing and distribution fees waived	0.99%	0.83%	0.66%	0.16%	0.16%
Transfer agency fees waived	—	—	—	—	—
Expenses paid indirectly	0.00%	0.00%	—	0.00%	0.00%

The accompanying notes are an integral part of these financial statements.

:	Daily Income Fund RNT Natixis Liquid Prime Portfolio

	Treasurer Shares
	Year Ended March 31, 2012	Commencement of Operations December 31, 2010 through March 31, 2011
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00

Income from investment operations:
Net investment income	0.002	0.000
Net realized and unrealized gain (loss) on investments	0.000	—

Total from investment operations	0.002	0.000

Less distributions from:
Dividends from net investment income	(0.002)	(0.000)
Net realized gain on investment	—	—

Total distributions	(0.002)	(0.000)

Net asset value, end of year	$1.00	$1.00

TOTAL RETURN	0.17%	0.05%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$222,631	$131,503
Ratio to average net assets:
Net investment income	0.19%	0.15%	(c)
Expenses (net of fees waived and expense reimbursed) (b)	0.06%	0.06%	(c)
Management and administration fees waived	0.08%	0.08%	(c)
Shareholder Servicing fees waived	0.03%	0.03%	(c)
Transfer agency fees waived	0.02%	0.02%	(c)
Expenses reimbursed	—	0.18%	(c)

	Liquidity Shares
	Year Ended March 31, 2012	Commencement of Operations November 30, 2010 through March 31, 2011
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00

Income from investment operations:
Net investment income	0.001	0.000
Net realized and unrealized gain (loss) on investments	0.000	—

Total from investment operations	0.001	0.000

Less distributions from:
Dividends from net investment income	(0.001)	(0.000)
Net realized gain on investment	—	—

Total distributions	(0.001)	(0.000)

Net asset value, end of period	$1.00	$1.00

TOTAL RETURN	0.13%	0.05%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$4,007	$-0-
Ratio to average net assets:
Net investment income	0.12%	0.14%	(c)
Expenses (net of fees waived and expense reimbursed) (b)	0.09%	0.08%	(c)
Management and administration fees waived	0.08%	0.08%	(c)
Shareholder servicing fees waived	0.05%	0.06%	(c)
Transfer agency fees waived	0.00%	0.01%	(c)
Expenses reimbursed	—	0.18%	(c)

(a)	Unannualized
(b)	Includes expense paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Notes to the Financial Statements

1: Summary of Accounting Policies

Daily Income Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund comprises five managed portfolios of money market instruments: the Money Market Portfolio, the U.S. Treasury Portfolio, the U.S. Government Portfolio, the Municipal Portfolio and the RNT Natixis Liquid Prime Portfolio (each referred to as a “Portfolio”). The investment objective of the Money Market, U.S. Treasury, U.S. Government and RNT Natixis Liquid Prime Portfolios is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity. There can be no assurance that the Portfolios will achieve their objectives. The Fund has five core classes of stock authorized: Institutional, Institutional Service, Investor, Investor Service (formerly Short Term Income), and Retail shares. In addition to the core classes, the Money Market Portfolio includes the Advantage and Xpress shares, the U.S. Government and Municipal Portfolios include the Advantage shares, and the RNT Natixis Liquid Prime includes Treasurer shares and Liquidity shares. Commencement of operations for each of the share classes began as follows:

Share classes	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio	RNT Natixis Liquid Prime Portfolio

Institutional shares	May 13, 1994	November 18, 1996	October 30, 2006	October 30, 2006	Not Offered (“N/O”)
Institutional Service shares	April 3, 1995	November 29, 1995	March 19, 2007	N/A	N/O
Investor shares	November 28, 2006	February 21, 2007	Not Active (“N/A”)	N/A	N/O
Investor Service shares	February 12, 2007	November 2, 2006	N/A	February 20, 2007	N/O
Retail shares	November 28, 2006	December 12, 2006	December 12, 2006	December 8, 2006	N/O
Advantage shares	November 1, 2006	N/O	November 2, 2006	November 2, 2006	N/O
Xpress shares	June 20, 2007	N/O	N/O	N/O	N/O
Treasurer shares	N/O	N/O	N/O	N/O	December 1, 2010
Liquidity shares	N/O	N/O	N/O	N/O	November 30, 2010

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies as follows:

VALUATION OF SECURITIES

Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium, is recorded on the accrual basis from settlement date. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold.

REPURCHASE AGREEMENTS

All Portfolios may enter into repurchase agreements. Eligible securities for collateral are securities consistent with the Portfolio’s investment objectives and may consist of U.S. Government Securities and/or U.S. Government Sponsored Agency Securities. In connection with transactions in repurchase agreements, it is the Portfolio’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. Under these arrangements, the Portfolios are permitted to deliver or re-pledge these securities. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolios might incur expenses in enforcing their rights and could experience losses, including a decline in the value of the collateral and loss of income.

FEDERAL INCOME TAXES

It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. As such, the Portfolios will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income tax is required in the financial statements. The Portfolios recognize interest and penalties, if any, as income tax expense in the Statement of Operations.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2009-2012, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended March 31, 2012, the Portfolios did not have liabilities for any uncertain tax positions or unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Daily Income Fund Notes to the Financial Statements (Continued)

1: Summary of Accounting Policies (Continued)

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income (excluding long-term capital gains and losses, if any, and amortization of market discount on tax exempt securities) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

ACCOUNTING ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

REPRESENTATIONS AND INDEMNIFICATIONS

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

ALLOCATION OF INCOME AND EXPENSES

Each Portfolio may allocate among its classes and to the extent allowable, to specific classes, certain expenses, including shareholder servicing fees, distribution fees, transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. For the year ended March 31, 2012, class specific expenses of each Portfolio were limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of each Portfolio.

RISKS

Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying Portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, housing, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investment in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

In a low interest rate environment, such as the environment that existed at March 31, 2012, Reich & Tang Asset Management LLC (“the “Manager”) and Reich & Tang Distributors, Inc. (the “Distributor”) have historically waived their fees to maintain a minimum non-negative yield for all classes of the Fund. The Manager and Distributor are under no contractual obligation to continue such waiver in the future.

Certain Portfolios may purchase interests in loans extended to a Corporate borrower or to the U.S. Government and its agencies or instrumentalities. When purchasing loan participations, a Portfolio assumes the credit risk of the borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary.

2: Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, each Portfolio, except the RNT Natixis Liquid Prime Portfolio, pays an investment management fee to the Manager at the annual rate of .12% of the Portfolio’s average daily net assets. The RNT Natixis Liquid Prime Portfolio pays an investment management fee to the Manager at the annual rate of ..06% of the Portfolio’s average daily net assets.

Pursuant to an Administrative Services Contract, each Portfolio, except the RNT Natixis Liquid Prime Portfolio, pays to the Manager an annual fee of .05% of the Portfolio’s average daily net assets. The RNT Natixis Liquid Prime Portfolio pays to the Manager an annual fee of 0.02% of the Portfolio’s average daily net assets.

Daily Income Fund Notes to the Financial Statements (Continued)

2: Investment Management Fees and Other Transactions with Affiliates (Continued)

Pursuant to a Sub-Accounting Agreement, Reich & Tang Services, Inc., (the “TA”), an affiliate of the Manager, performs or sub-contracts or employs others to perform certain sub-accounting services for the Advantage and Xpress shareholders. For its services under the Sub-Accounting Agreement, the TA receives from the Portfolio a fee up to 0.10% per annum of the average daily net assets of the Advantage shares and Xpress shares.

The Fund and the Distributor, an affiliate of the Manager, have entered into a Shareholder Servicing Agreement and a Distribution Agreement. For its services under the Shareholder Servicing and Distribution Agreements, the Distributor receives from each Portfolio a fee, accrued daily and paid monthly, at an annual rate of each Class’s average daily net assets as follows:

	Shareholder Servicing Fees	Distribution Fees
Institutional Shares	-0-	-0-
Institutional Service Shares	0.25%	-0-
Investor Shares	0.25%	0.20%
Investor Service Shares	0.25%	0.45%
Retail Shares	0.25%	0.65%
Advantage Shares	0.25%	0.75%
Xpress Shares	0.25%	0.75%
Treasurer Shares	0.03%	-0-
Liquidity Shares	0.06%	-0-

As of March 31, 2012, the amounts Payable to affiliates included in the Statement of Assets and Liabilities are broken down as follows:

Fee Type/Affiliate	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio	RNT Natixis Liquid Prime Portfolio
Investment management fees/Manager	$357,151	$95,063	$139,904	$45,525	$-0-
Administration fees/Manager	89,288	-0-	34,976	10,000	-0-
Shareholder servicing fees/Distributor	303,936	-0-	-0-	-0-	779
Transfer agency fees/TA	51,645	-0-	16,025	-0-	389

Total	$802,020	$95,063	$190,905	$55,525	$1,168

For the year ended March 31, 2012, the following fees were voluntarily waived by the Manager, Distributor and TA:

	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio	RNT Natixis Liquid Prime Portfolio
Investment management fees	$-0-	$961,946	$53,482	$20,959	$184,408
Administration fees	470,011	508,317	359,715	117,857	61,469
Shareholder servicing fees – Institutional Service shares	177,404	752,637	158,360	N/A	N/O
Shareholder servicing fees – Investor shares	411,750	488,876	N/A	N/A	N/O
Shareholder servicing fees – Investor Service shares	789,704	361,979	N/A	137,551	N/O
Shareholder servicing fees – Retail shares	1,787,440	51,891	680,810	372,219	N/O
Shareholder servicing fees – Advantage shares	3,167,847	N/O	2,306,578	474,025	N/O
Shareholder servicing fees – Xpress shares	498,370	N/O	N/O	N/O	N/O
Shareholder servicing fees – Treasurer shares	N/O	N/O	N/O	N/O	61,450
Shareholder servicing fees – Liquidity shares	N/O	N/O	N/O	N/O	52,121
Distribution fees – Investor shares	373,432	391,101	N/A	N/A	N/O
Distribution fees – Investor Service shares	1,592,681	651,562	N/A	258,857	N/O
Distribution fees – Retail shares	5,298,936	134,917	1,770,105	1,005,375	N/O
Distribution fees – Advantage shares	11,942,773	N/O	6,919,734	1,476,969	N/O
Distribution fees – Xpress shares	2,057,424	N/O	N/O	N/O	N/O
Transfer agency fees – Institutional shares	76,338	128,710	5,238	562	N/O
Transfer agency fees – Institutional Service shares	1,390	60,280	11,636	N/A	N/O
Transfer agency fees – Investor shares	16,424	97,873	N/A	N/A	N/O
Transfer agency fees – Investor Service shares	34,956	72,477	N/A	15,518	N/O
Transfer agency fees – Retail shares	69,407	10,386	107,589	44,039	N/O
Transfer agency fees – Pinnacle shares	4,177	2,298	N/O	N/O	N/O
Transfer agency fees – Treasurer shares	N/O	N/O	N/O	N/O	41,011
Transfer agency fees – Liquidity shares	N/O	N/O	N/O	N/O	982

Total	$28,770,464	$4,675,250	$12,373,247	$3,923,931	$401,441

Included in the above amounts were waivers to maintain a minimum yield in light of market conditions.

Daily Income Fund Notes to the Financial Statements (Continued)

2: Investment Management Fees and Other Transactions with Affiliates (Continued)

The Fund’s investment manager and distributor have voluntarily agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Operating expenses as set forth below (“the Expense Cap Arrangement”).

Share classes	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio	RNT Natixis Liquid Prime Portfolio
Institutional shares	0.20%	0.25%	0.25%	0.30%	N/O
Institutional Service shares	0.47%	0.50%	0.50%	N/A	N/O
Investor shares	0.70%	0.68%	N/A	N/A	N/O
Investor Service shares	0.98%	0.98%	N/A	0.86%	N/O
Retail shares	1.05%	1.05%	1.05%	1.10%	N/O
Treasurer shares	N/O	N/O	N/O	N/O	0.15%
Liquidity shares	N/O	N/O	N/O	N/O	0.18%

Trustees of the Fund not affiliated with the Manager are paid a fee that is allocated among multiple funds, as defined below. Each Independent Trustee receives an annual retainer of $60,000 and a fee of $3,750 for each Board of Trustees meeting attended. Each Independent Trustee also receives a fee up to $1,500 at the discretion of the Lead Trustee for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, the Lead Independent Trustee receives an additional annual fee of $13,800, payable quarterly and the Audit Committee Chairman and Compliance Oversight Committee Chairman will each receive an additional annual fee of $9,200, payable quarterly. Each Independent Trustee will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund and the California Daily Tax Free Income Fund, Inc.

Effective January 1, 2012, each Independent Trustee receives an annual retainer of $65,000 and a fee of $3,750 for each Board of Trustees meeting attended. Each Independent Trustee also receives a fee up to $1,500 at the discretion of the Lead Trustee for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, the Lead Independent Trustee receives an additional $15,000, payable quarterly and the Audit Committee Chairman receives an additional annual fee of $10,000, payable quarterly. Each Independent Trustee will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund and the California Daily Tax Free Income Fund, Inc.

Included in the Statement of Operations of the Municipal Portfolio and RNT Natixis Liquid Prime Portfolio, under the caption “Custodian expenses” are expense offsets of $7,020 and $142, respectively.

Included in the Statement of Operations under the caption “Shareholder servicing and related shareholder expenses” are fees pursuant to the Transfer Agency Agreement between the TA and the Portfolios. The TA, an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of (i) 0.05% of the monthly average net assets of the Investor, Investor Service and Retail Shares of the Portfolios or (ii) 0.02% of the monthly average net assets of the Institutional Service, Institutional, Pinnacle, Treasurer and Liquidity shares of the Portfolios. The Advantage and Xpress shares do not participate in the Transfer Agency Agreement. For the year ended March 31, 2012 these fees after waivers amounted to:

	Money Market Portfolio		U.S. Treasury Portfolio		U.S. Government Portfolio		Municipal Portfolio		RNT Natixis Liquid Prime Portfolio
	Amount	%	Amount	%	Amount	%	Amount	%	Amount		%
Institutional shares	$29,849	0.01%	$-0-	0.00%	$-0-	0.00%	$480	0.01%	$	N/O
Institutional Service shares	15,812	0.02%	-0-	0.00%	1,047	0.00%	N/A			N/O
Investor shares	81,876	0.04%	-0-	0.00%	N/A		N/A			N/O
Investor Service shares	153,021	0.04%	-0-	0.00%	N/A		13,296	0.02%		N/O
Retail shares	359,043	0.04%	-0-	0.00%	28,725	0.01%	33,374	0.02%		N/O
Pinnacle shares	30,447	0.02%	-0-	0.00%	N/O		N/O			N/O
Treasurer shares	N/O		N/O		N/O		N/O			0	0.00%
Liquidity shares	N/O		N/O		N/O		N/O			19,537	0.02%

Total	$670,048		$-0-		$29,772		$47,150			$19,537

Daily Dollar International, Ltd. (“DDI”), an affiliated fund, invested its excess cash in Daily Income Fund – RNT Natixis Liquid Prime Portfolio. For the year ended March 31, 2012, DDI has invested an average of $120,267,393 and as of March 31, 2012 has an investment of $102,166,300. Natixis Global Asset Management, LP (“NGAM”), the parent company of the Manager, invests a portion of its excess cash balances in Daily Income Fund – Money Market Portfolio – Institutional shares, RNT Natixis Liquid Prime Portfolio – Treasurer shares and RNT Natixis Liquid Prime Portfolio – Liquidity shares. For the year ended March 31, 2012, NGAM has invested an average of $138,984,027, $24,409,838 and $102,480,930, respectively, in such Portfolios and as of March 31, 2011 has an investment of $17,010, $0 and $0 in the Money Market Portfolio – Institutional shares, the RNT Natixis Liquid Prime Portfolio – Treasurer shares and the RNT Natixis Liquid Prime Portfolio – Liquidity shares, respectively. Also, on a daily basis, the Manager, Distributor, TA and affiliated investment entities invested their excess cash in Daily Income Fund in amounts that are not material to the entity.

Daily Income Fund Notes to the Financial Statements (Continued)

2: Investment Management Fees and Other Transactions with Affiliates (Continued)

As of March 31, 2012, certain Trustees, Officers and affiliated entities had investments in the Portfolios representing less than 1% of each Portfolio.

3: Securities Transactions with Affiliated Funds

The Portfolios are permitted to purchase or sell securities from or to certain other Reich & Tang Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Portfolio. The procedures have been designed to ensure that any purchase or sale of securities of the Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended March 31, 2012, the Portfolios engaged in purchases and sales with affiliates, none of which resulted in any gain or loss, which amounted to:

Transaction Type	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio	RNT Natixis Liquid Prime Portfolio
Purchases	$-0-	$-0-	$-0-	$170,410,000	$-0-
Sales	-0-	-0-	-0-	113,805,000	-0-
Gains/(losses)	-0-	-0-	-0-	-0-	-0-

4: Compensating Balance Arrangement and Other Transactions

Pursuant to a Compensating Balance Agreement, the Portfolios are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (the “Bank”). The Portfolios may, in the case of the Municipal Portfolio, leave funds or overdraft funds in the account so the Bank or the Portfolio can be compensated for use of funds based upon the agreed upon formula. Unless agreed otherwise, at the end of pre-determined three month periods, the Portfolio will be charged for average overdrafts or receive an earnings credit for average positive balances computed at the agreed upon rate on the last day of the period.

For the Money Market, U.S. Treasury, U.S. Government and RNT Natixis Liquid Prime Portfolios, the Bank or the Portfolios will be compensated by accumulating the daily overdraft charges and/or earnings credits throughout the month, respectively.

Earnings credit, if any, are offset against the Portfolio’s safekeeping fees which are included in the Statement of Operations under the caption custodian expenses. For the year ended March 31, 2012, expense offsets for the Municipal Portfolio and RNT Natixis Liquid Prime Portfolio, were $7,020 and $142, respectively.

5: Transactions in Shares of Beneficial Interest

At March 31, 2012, an unlimited number of shares of beneficial interest ($0.001 par value) were authorized. Transactions were as follows:

MONEY MARKET PORTFOLIO	Year Ended March 31, 2012		Year Ended March 31, 2011
Institutional Shares	Net Assets	Shares	Net Assets	Shares
Sold	$5,339,852,041	5,339,852,041	$4,210,678,396	4,210,678,389
Issued on reinvestment of dividends	340,024	340,024	511,395	511,395
Redeemed	(5,260,567,835)	(5,260,567,835)	(4,204,365,829)	(4,204,365,829)

Net increase (decrease)	$79,624,230	79,624,230	$6,823,962	6,823,955

Institutional Service Shares	Net Assets	Shares	Net Assets	Shares
Sold	$660,699,457	660,699,457	$1,161,189,404	1,161,189,399
Issued on reinvestment of dividends	3,373	3,373	3,803	3,803
Redeemed	(735,611,107)	(735,611,107)	(1,238,258,033)	(1,238,258,033)

Net increase (decrease)	$(74,908,277)	(74,908,277)	$(77,064,826)	(77,064,831)

Investor Shares	Net Assets	Shares	Net Assets	Shares
Sold	$589,975,418	589,975,418	$723,843,637	723,843,631
Issued on reinvestment of dividends	8,127	8,127	5,541	5,541
Redeemed	(614,945,653)	(614,945,653)	(748,049,995)	(748,049,995)

Net increase (decrease)	$(24,962,108)	(24,962,108)	$(24,200,817)	(24,200,823)

Investor Service Shares	Net Assets	Shares	Net Assets	Shares
Sold	$807,290,769	807,290,769	$1,046,354,721	1,046,354,710
Issued on reinvestment of dividends	15,255	15,255	8,478	8,478
Redeemed	(939,000,765)	(939,000,765)	(972,901,954)	(972,901,954)

Net increase (decrease)	$(131,694,741)	(131,694,741)	$73,461,245	73,461,234

Daily Income Fund Notes to the Financial Statements (Continued)

5: Transactions in Shares of Beneficial Interest (Continued)

MONEY MARKET PORTFOLIO	Year Ended March 31, 2012		Year Ended March 31, 2011
Retail Shares	Net Assets	Shares	Net Assets	Shares
Sold	$2,159,524,411	2,159,524,411	$3,385,430,362	3,385,430,335
Issued on reinvestment of dividends	36,947	36,947	24,368	24,368
Redeemed	(2,251,895,746)	(2,251,895,746)	(3,521,881,384)	(3,521,881,384)

Net increase (decrease)	$(92,334,388)	(92,334,388)	$(136,426,654)	(136,426,681)

Pinnacle Shares	Net Assets	Shares	Net Assets	Shares
Sold	$210,638,237	210,638,237	$279,937,167	279,937,161
Issued on reinvestment of dividends	63,549	63,549	238,413	238,413
Redeemed	(416,729,336)	(416,729,336)	(274,602,210)	(274,602,210)

Net increase (decrease)	$(206,027,550)	(206,027,550)	$5,573,370	5,573,364

Advantage Shares	Net Assets	Shares	Net Assets	Shares
Sold	$2,980,637,104	2,980,637,104	$2,476,847,206	2,476,847,159
Issued on reinvestment of dividends	500,714	500,714	762,554	762,554
Redeemed	(2,982,080,119)	(2,982,080,119)	(2,502,458,160)	(2,502,458,160)

Net increase (decrease)	$(942,301)	(942,301)	$(24,848,400)	(24,848,447)

Xpress Shares	Net Assets	Shares	Net Assets	Shares
Sold	$398,965,039	398,965,039	$511,922,657	511,922,649
Issued on reinvestment of dividends	33,216	33,216	56,329	56,329
Redeemed	(392,257,501)	(392,257,501)	(517,401,298)	(517,401,298)

Net increase (decrease)	$6,740,754	6,740,754	$(5,422,312)	(5,422,320)

U.S. TREASURY PORTFOLIO	Year Ended March 31, 2012		Year Ended March 31, 2011
Institutional Shares	Net Assets	Shares	Net Assets	Shares
Sold	$4,463,483,553	4,463,483,553	$5,680,142,765	5,680,142,765
Issued on reinvestment of dividends	21,042	21,042	19,147	19,147
Redeemed	(4,245,935,269)	(4,245,935,269)	(5,706,694,522)	(5,706,694,522)

Net increase (decrease)	$217,569,326	217,569,326	$(26,532,610)	(26,532,610)

Institutional Service Shares	Net Assets	Shares	Net Assets	Shares
Sold	$1,675,781,606	1,675,781,606	$1,471,359,293	1,471,359,293
Issued on reinvestment of dividends	7,854	7,854	7,205	7,205
Redeemed	(1,657,905,618)	(1,657,905,618)	(1,499,341,309)	(1,499,341,309)

Net increase (decrease)	$17,883,842	17,883,842	$(27,974,811)	(27,974,811)

Investor Shares	Net Assets	Shares	Net Assets	Shares
Sold	$1,021,716,538	1,021,716,538	$742,034,970	742,034,970
Issued on reinvestment of dividends	6,046	6,046	6,446	6,446
Redeemed	(994,694,421)	(994,694,421)	(760,923,628)	(760,923,628)

Net increase (decrease)	$27,028,163	27,028,163	$(18,882,212)	(18,882,212)

Investor Service Shares	Net Assets	Shares	Net Assets	Shares
Sold	$419,498,529	419,498,529	$444,901,369	444,901,369
Issued on reinvestment of dividends	4,667	4,667	5,152	5,152
Redeemed	(408,099,977)	(408,099,977)	(493,019,636)	(493,019,636)

Net increase (decrease)	$11,403,219	11,403,219	$(48,113,115)	(48,113,115)

Retail Shares	Net Assets	Shares	Net Assets	Shares
Sold	$207,718,665	207,718,665	$212,957,039	212,957,039
Issued on reinvestment of dividends	710	710	572	572
Redeemed	(193,378,705)	(193,378,705)	(221,300,573)	(221,300,573)

Net increase (decrease)	$14,340,670	14,340,670	$(8,342,962)	(8,342,962)

Daily Income Fund Notes to the Financial Statements (Continued)

5: Transactions in Shares of Beneficial Interest (Continued)

U.S. TREASURY PORTFOLIO	Year Ended March 31, 2012		Year Ended March 31, 2011
Pinnacle Shares	Net Assets	Shares	Net Assets	Shares
Sold	$22,950,448	22,950,448	$34,405,744	34,405,744
Issued on reinvestment of dividends	140	140	1,350	1,350
Redeemed	(39,638,463)	(39,638,463)	(62,067,206)	(62,067,206)

Net increase (decrease)	$(16,687,875)	(16,687,875)	$(27,660,112)	(27,660,112)

U.S. GOVERNMENT PORTFOLIO	Year Ended March 31, 2012		Year Ended March 31, 2011
Institutional Shares	Net Assets	Shares	Net Assets	Shares
Sold	$120,131,581	120,131,581	$258,910,500	258,910,500
Issued on reinvestment of dividends	3,873	3,873	20,331	20,331
Redeemed	(109,997,172)	(109,997,172)	(317,223,876)	(317,223,876)

Net increase (decrease)	$10,138,282	10,138,282	$(58,293,045)	(58,293,045)

Institutional Service Shares	Net Assets	Shares	Net Assets	Shares
Sold	$20,288,376	20,288,376	$18,561,433	18,561,433
Issued on reinvestment of dividends	3,145	3,145	1,790	1,790
Redeemed	(24,272,677)	(24,272,677)	(25,764,339)	(25,764,339)

Net increase (decrease)	$(3,981,156)	(3,981,156)	$(7,201,116)	(7,201,116)

Retail Shares	Net Assets	Shares	Net Assets	Shares
Sold	$2,589,796,570	2,589,796,570	$2,386,866,966	2,386,866,966
Issued on reinvestment of dividends	14,378	14,378	5,160	5,160
Redeemed	(2,525,838,075)	(2,525,838,075)	(2,355,964,992)	(2,355,964,992)

Net increase (decrease)	$63,972,873	63,972,873	$30,907,134	30,907,134

Advantage Shares	Net Assets	Shares	Net Assets	Shares
Sold	$1,082,966,720	1,082,966,720	$1,226,229,754	1,226,229,754
Issued on reinvestment of dividends	78,988	78,988	93,344	93,344
Redeemed	(1,083,383,982)	(1,083,383,982)	(1,211,212,703)	(1,211,212,703)

Net increase (decreases)	$(338,274)	(338,274)	$15,110,395	15,110,395

MUNICIPAL PORTFOLIO	Year Ended March 31, 2012		Year Ended March 31, 2011
Institutional Shares	Net Assets	Shares	Net Assets	Shares
Sold	$313,641	313,641	$30,382,254	30,382,254
Issued on reinvestment of dividends	1,722	1,722	10,156	10,156
Redeemed	(277,180)	(277,180)	(50,575,186)	(50,575,186)

Net increase (decrease)	$38,183	38,183	$(20,182,776)	(20,182,776)

Investor Service Shares	Net Assets	Shares	Net Assets	Shares
Sold	$408,184,017	408,184,017	$340,032,077	340,032,077
Issued on reinvestment of dividends	4,095	4,095	1,266	1,266
Redeemed	(404,775,121)	(404,775,121)	(334,705,795)	(334,705,795)

Net increase (decrease)	$3,412,991	3,412,991	$5,327,548	5,327,548

Retail Shares	Net Assets	Shares	Net Assets	Shares
Sold	$633,162,397	633,162,397	$719,668,699	719,668,699
Issued on reinvestment of dividends	11,573	11,573	4,053	4,053
Redeemed	(575,685,853)	(575,685,853)	(750,521,976)	(750,521,976)

Net increase (decrease)	$57,488,117	57,488,117	$(30,849,224)	(30,849,224)

Daily Income Fund Notes to the Financial Statements (Continued)

5: Transactions in Shares of Beneficial Interest (Continued)

MUNICIPAL PORTFOLIO	Year Ended March 31, 2012		Year Ended March 31, 2011
Advantage Shares	Net Assets	Shares	Net Assets	Shares
Sold	$410,120,741	410,120,741	$548,953,705	548,953,705
Issued on reinvestment of dividends	62,765	62,765	103,688	103,688
Redeemed	(386,445,582)	(386,445,582)	(578,846,090)	(578,846,090)

Net increase (decrease)	$23,737,924	23,737,924	$(29,788,697)	(29,788,697)

RNT NATIXIS LIQUID PRIME PORTFOLIO	Year Ended March 31, 2012		Commencement of Operations December 1, 2010 through March 31, 2011
Treasurer	Net Assets	Shares	Net Assets	Shares
Sold	$425,111,062	425,111,062	$156,481,019	156,481,019
Issued on reinvestment of dividends	139,907	139,907	11,235	11,235
Redeemed	(334,122,568)	(334,122,568)	(24,989,625)	(24,989,625)

Net increase (decrease)	$91,128,401	91,128,401	$131,502,629	131,502,629

	Year Ended March 31, 2012		Commencement of Operations November 30, 2010 through March 31, 2011
Liquidity	Net Assets	Shares	Net Assets	Shares
Sold	$479,024,260	479,024,260	$50,000,001	50,000,001
Issued on reinvestment of dividends	122,000	122,000	11,753	11,753
Redeemed	(475,139,000)	(475,139,000)	(50,011,754)	(50,011,754)

Net increase (decrease)	$4,007,260	4,007,260	$-0-	-0-

6: Tax Information

The tax character of all dividends and distributions paid during the years ended March 31, 2012 and 2011 were as follows:

	Money Market Portfolio		U.S. Treasury Portfolio		U.S. Government Portfolio		Municipal Portfolio		RNT Natixis Liquid Prime Portfolio
	2012	2011	2012	2011	2012	2011	2012	2011	2012	2011
Ordinary Income	$1,013,315	$1,661,484	$38,251	$47,019	$101,338	$121,622	$-0-	$-0-	$513,900	$42,454
Tax-Exempt Income	$-0-	$-0-	$-0-	$-0-	$-0-	$-0-	$79,033	$147,131	$-0-	$-0-
Long-term capital gain	$-0-	$-0-	$-0-	$-0-	$-0-	$-0-	$-0-	$1,374	$-0-	$-0-

At March 31, 2012, the Fund had capital loss transactions available for Federal income tax purposes and to be applied against future gains, if any. The capital loss transactions were as follows:

	Capital Loss Utilized	Capital Loss Remaining	Expiration of Carryforwards
Money Market Portfolio	$229,094	$1,462,640	2017
U.S. Treasury Portfolio	-0-	-0-	N/A
U.S. Government Portfolio	1,897	3,771	2014	*
		203	2015	*
		54,070	2016
		12,623	2017

Total U.S. Government Portfolio		$70,667
Municipal Portfolio	835	508	2019
RNT Natixis Liquid Prime Portfolio	-0-	-0-	N/A

*	Subject to limitation under IRC 382/383

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The act makes changes to several tax rules impacting Regulated Investment Companies (“RICs”). The Act allows for capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) to be carried forward indefinitely. However, the Act requires any future capital gains to be first offset by post-enactment capital losses before using capital losses incurred in taxable years beginning prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards incurred in taxable years beginning prior to the effective date of the Act have an increased likelihood to expire unused. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

Daily Income Fund Notes to the Financial Statements (Continued)

6: Tax Information (Continued)

At March 31, 2012, there were distributable earnings of $19,731, $5,442, $9,782, $2,880 and $18,227 for the Money Market, U.S. Treasury, U.S. Government, Municipal, and RNT Natixis Liquid Prime Portfolios, respectively.

7: Additional Valuation Information

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quotes prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	prices are determined using quoted prices in an active market for identical assets.

Level 2 –	prices are determined using other significant observable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 –	prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

The following table summarizes the inputs used to value the Daily Income Fund – Money Market Portfolio’s investments as of March 31, 2012: Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Debt securities issued by corporations, financial institutions, states of the United States and political subdivisions of the states	$-0-	$3,432,916,823	$-0-

Total	$-0-	$3,432,916,823	$-0-

The following table summarizes the inputs used to value the Daily Income Fund – U.S. Treasury Portfolio’s investments as of March 31, 2012:
Description
Repurchase agreements	$-0-	$718,000,000	$-0-
Debt securities issued by the U.S. Treasury and other U.S. government corporation and agencies	$-0-	$602,322,641	$-0-

Total	$-0-	$1,320,322,641	$-0-

The following table summarizes the inputs used to value the Daily Income Fund – U.S. Government Portfolio’s investments as of March 31, 2012:
Description
Repurchase agreements	$-0-	$590,000,000	$-0-
Debt securities issued by the U.S. Treasury and other U.S. government corporation and agencies	$-0-	$680,622,384	$-0-

Total	$-0-	$1,270,622,384	$-0-

The following table summarizes the inputs used to value the Daily Income Fund – Municipal Portfolio’s investments as of March 31, 2012:
Description
Debt securities issued by states of the United States and political subdivisions of the states	$-0-	$438,914,601	$-0-

Total	$-0-	$438,914,601	$-0-

Daily Income Fund Notes to the Financial Statements (Continued)

7: Additional Valuation Information (Continued)

The following table summarizes the inputs used to value the Daily Income Fund – RNT Natixis Liquid Prime Portfolio’s investments as of March 31, 2012: Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Repurchase agreements	$-0-	$56,000,000	$-0-
Debt securities issued by corporations, financial institutions, states of the United States and political subdivisions of the states	$-0-	$170,588,112	$-0-

Total	$-0-	$226,588,112	$-0-

For the year ended March 31, 2012, there was no Level 1 or 3 investments.

Daily Income Fund Report of Independent Registered Public Accounting Firm

To The Board of Trustees and Shareholders of Daily Income Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Money Market Portfolio, the U.S. Treasury Portfolio, the U.S. Government Portfolio, the Municipal Portfolio and the RNT Natixis Liquid Prime Portfolio (individual portfolios constituting Daily Income Fund, hereafter referred to as the “Fund”) at March 31, 2012, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

New York, New York

May 24, 2012

Expense Chart For The Six Months Ended March 31, 2012 (Unaudited)

As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2011 through March 31, 2012.

:	Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

:	Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

DAILY INCOME FUND MONEY MARKET PORTFOLIO

Institutional Class Shares (“Institutional Shares”)	Beginning Account Value 10/01/11	Ending Account Value 3/31/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.60	$1.00	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	$1.01	0.20%

Institutional Service Class Shares (“Institutional Service Shares”)	Beginning Account Value 10/01/11	Ending Account Value 3/31/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.60	0.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.40	$1.62	0.32%

Investor Class Shares (“Investor Shares”)	Beginning Account Value 10/01/11	Ending Account Value 3/31/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.60	0.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.40	$1.62	0.32%

Investor Service Class Shares[1] (“Investor Service Shares”)	Beginning Account Value 10/01/11	Ending Account Value 3/31/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.55	0.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.45	$1.57	0.31%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 10/01/11	Ending Account Value 3/31/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.60	0.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.40	$1.62	0.32%

Advantage Primary Liquidity Fund (“Advantage Shares”)	Beginning Account Value 10/01/11	Ending Account Value 3/31/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.55	0.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.45	$1.57	0.31%

money market Xpress Fund (“Xpress Shares”)	Beginning Account Value 10/01/11	Ending Account Value 3/31/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.60	0.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.40	$1.62	0.32%

Expense Chart For The Six Months Ended March 31, 2012 (Unaudited) (Continued)

DAILY INCOME FUND U.S. TREASURY PORTFOLIO

Institutional Class Shares (“Institutional Shares”)	Beginning Account Value 10/01/11	Ending Account Value 3/31/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.50	0.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.51	0.10%

Institutional Service Class Shares (“Institutional Service Shares”)	Beginning Account Value 10/01/11	Ending Account Value 3/31/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.50	0.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.51	0.10%

Investor Class Shares (“Investor Shares”)	Beginning Account Value 10/01/11	Ending Account Value 3/31/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.50	0.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.51	0.10%

Investor Service Class Shares[1] (“Investor Service Shares”)	Beginning Account Value 10/01/11	Ending Account Value 3/31/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.50	0.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.51	0.10%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 10/01/11	Ending Account Value 3/31/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.50	0.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.51	0.10%

DAILY INCOME FUND U.S. GOVERNMENT PORTFOLIO

Institutional Class Shares (“Institutional Shares”)	Beginning Account Value 10/01/11	Ending Account Value 3/31/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.00	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	$1.01	0.20%

Institutional Service Class Shares (“Institutional Service Shares”)	Beginning Account Value 10/01/11	Ending Account Value 3/31/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.00	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	$1.01	0.20%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 10/01/11	Ending Account Value 3/31/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.05	0.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$1.06	0.21%

Advantage Government Liquidity Fund (“Advantage Shares”)	Beginning Account Value 10/01/11	Ending Account Value 3/31/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.00	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	$1.01	0.20%

Expense Chart For The Six Months Ended March 31, 2012 (Unaudited) (Continued)

DAILY INCOME FUND MUNICIPAL PORTFOLIO

Institutional Class Shares (“Institutional Shares”)	Beginning Account Value 10/01/11	Ending Account Value 3/31/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.20	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.21	0.24%

Investor Service Class Shares[1] (“Investor Service Shares”)	Beginning Account Value 10/01/11	Ending Account Value 3/31/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.20	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.21	0.24%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 10/01/11	Ending Account Value 3/31/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.20	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.21	0.24%

Advantage Municipal Liquidity Fund (“Advantage Shares”)	Beginning Account Value 10/01/11	Ending Account Value 3/31/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.15	0.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$1.16	0.23%

DAILY INCOME FUND RNT NATIXIS LIQUID PRIME PORTFOLIO

Treasurer Class Shares (“Treasurer Shares”)	Beginning Account Value 10/01/11	Ending Account Value 3/31/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,001.30	$0.30	0.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.70	$0.30	0.06%

Liquidity Class Shares (“Liquidity Shares”)	Beginning Account Value 10/01/11	Ending Account Value 3/31/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,001.10	$0.50	0.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.51	0.10%

*	Expenses are equal to the Portfolio’s annualized expense ratios multiplied by the average account value over the period (October 1, 2011 through March 31, 2012), multiplied by 183/366 (to reflect the most recent fiscal half-year).
[1]	Prior to July 29, 2011, Investor Service Class Shares were known as Short Term Income Class Shares.

Daily Income Fund
Additional Information (Unaudited)

:	Additional Information About Portfolio Holdings

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q for its first and third fiscal quarters. The Fund’s Form N-Q is available without charge on the SEC’s website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund’s Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

:	Information About Proxy Voting

Information regarding the Fund’s proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund’s Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC’s website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

:	Qualified Interest Income

For the fiscal year ended March 31, 2012 the Funds’ designate the following percentages of ordinary distributions paid during the fiscal year that are from qualified interest income to foreign shareholders:

Qualified Interest Income
Daily Income Fund – Money Market Portfolio	96%
Daily Income Fund – U.S. Treasury Portfolio	100%
Daily Income Fund – U.S. Government Portfolio	100%
Daily Income Fund – RNT Natixis Liquid Prime Portfolio	100%

:	Tax Exempt Income Distribution

For the fiscal year ended March 31, 2012, the Daily Income Fund – Municipal Portfolio paid tax-exempt distributions in the amount of $79,033.

Daily Income Fund Board Approval of Investment Management Contract (Unaudited)

On March 6, 2012, the Board of Trustees approved the continuance of the Investment Management Contract. Specifically, with regard to the approval of the continuance of the Investment Management Contract, the Board of Trustees (the “Trustees”) of the Daily Income Fund (the “Fund”) had considered the following factors:

1)	The nature, extent and quality of services provided by the Manager.

The Trustees reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund’s Investment Management Contracts and the quality of those services over the past year. The Trustees noted that the services include managing the investment and reinvestment of the Fund’s assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Fund’s portfolio, and the money market industry and the economy in general; and the payment of compensation of all officers, trustees and employees of the Fund who are officers of the Manager or its affiliates. The Board also observed that the Manager provides various administrative services to the Fund pursuant to the terms of a separate Administrative Services Contracts and considered the nature, extent and quality of services provided under that agreement as well. The Trustees evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent Trustees. The Trustees concluded that the nature and extent of the services provided under the Investment Management Contracts were reasonable and appropriate in relation to the management fees, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Trustees reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contracts; (iii) the Manager was responsive to requests of the Trustees; and (iv) the Manager had kept the Trustees apprised of developments relating to the Fund and the industry in general. The Trustees also focused on the Manager’s reputation and long-standing relationship with the Fund and, in particular, the experience of the Manager in advising money market funds. The Trustees also noted the high quality of services provided by the Manager under the Administrative Services Contracts.

2)	The performance of the Fund and the Manager.

The Trustees reviewed the investment performance of the Fund’s Money Market Portfolio, U.S. Treasury Portfolio, U.S. Government Portfolio, Municipal Portfolio and RNT Natixis Liquid Prime Portfolio (each, a “Portfolio” and together, the “Portfolios”), on an absolute basis, as compared to their Crane Data – Money Fund Intelligence fund peer groups for the one-month and one-year, three-year, five-year and ten-year periods ended January 31, 2012 for the Money Market Portfolio and U.S. Treasury Portfolio and for the one-month and one-year, three-year and five-year periods ended January 31, 2012 for the U.S. Government Portfolio and Municipal Portfolio and for the one-month and one-year periods ending January 31, 2012 for the RNT Natixis Liquid Prime Portfolio. The Trustees and their independent counsel reviewed the factors and methodology used by the Manager in the selection of each Portfolio’s peer group. The peer group categories included: funds with an investment policy similar to that of the Money Market Portfolio as characterized by Crane Data with net assets of $400M to $475M; funds with an investment policy similar to that of the U.S. Treasury Portfolio as characterized by Crane Data with net assets of $650M to $1050M; funds with an investment policy similar to that of the U.S. Government Portfolio as characterized by Crane Data with net assets of $270M to $425M; funds with an investment policy similar to that of the Municipal Portfolio as characterized by Crane Data with net assets of $110M to $200M; and funds with an investment policy similar to that of the RNT Natixis Liquid Prime Portfolio as characterized by Crane Data with net assets of $275M to $340M. These peer groups are referred to collectively as the “Peer Groups.” The Manager advised the Board that it does not advise or sub-advise other types of accounts, such as institutional and pension accounts, with similar investment policies to the Portfolios. The Trustees used each Portfolio’s performance against their respective Peer Groups to provide objective comparative benchmarks against which they could assess each Portfolio’s performance. The Trustees considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Fund’s shareholders the performance that was available in the marketplace given each Portfolio’s investment objectives, strategies, limitations and restrictions. In reviewing each Portfolio’s performance, the Trustees noted that overall the net performance of the Portfolios against their Peer Groups was satisfactory. In particular, the Trustees noted that (i) the Money Market Portfolio’s performance was at its Peer Group median for the one-month period, one-year period and three-year period and above its Peer Group median for the five-year and ten-year periods; (ii) the U.S. Treasury Portfolio’s performance was below its Peer Group median for the one-month period and one-year period and above its Peer Group median for the three- three-year period, five-year period and ten-year period; (iii) the U.S. Government Portfolio’s performance was at its Peer Group median for the one-month period and below its Peer Group median for the one-year period, three-year period and five-year period; (iv) the Municipal Portfolio’s performance was above the Peer Group median for the one-month period and below the Peer Group median for the one-year period, three-year period and five-year period; and (v) the RNT Natixis Liquid Prime Portfolio’s performance was above its Peer Group median for the one-month period and one-year period. The Trustees discussed performance with the Manager and the importance of the Manager’s long-standing philosophy of managing the Fund’s Portfolios with a focus on principal protection as opposed to higher yields relative to peers, a philosophy noted as being especially relevant in the current market environment and in light of publicized credit quality issues experienced by money market funds across the industry.

In connection with its assessment of the performance of the Manager, the Trustees considered the Manager’s financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contracts. The Trustees took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Fund (“Participating Organizations”) in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Trustees concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contracts and to continue to provide the high quality services that it had provided to the Fund to date. The Trustees also considered the Manager’s entrepreneurial commitment to the management of the Fund’s Portfolios and the creation of a broad-based family of funds, which could entail a substantial commitment of the Manager’s resources to the successful operation of the Fund and its Portfolios.

Daily Income Fund Board Approval of Investment Management Contract (Unaudited) (Continued)

3)	The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.

In connection with the Trustees’ consideration of the level of the management fees, the Trustees considered a number of factors. The Trustees compared the level of the management fees for the Portfolios against the advisory fees charged to the funds in their respective Peer Groups and each Portfolio’s combined management-administrative fees against fees covering both advisory and administrative services charged to the funds in their respective Peer Groups (noting that the Peer Groups for expense comparison purposes are the same as the Peer Groups for performance comparison purposes). The Trustees also considered comparative total fund expenses of each of the Portfolios and their respective Peer Groups. The Trustees used this combined fee information and total expense data as a guide to help assess the reasonableness of each Portfolio’s management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the respective Peer Groups fund agreements is often not apparent. The Trustees also viewed the respective Peer Groups fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Trustees considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board noted that the contract rate of each Portfolio’s management fee and combined fees (management and administrative) were reasonable when compared to the combined fees of the respective Peer Groups. The Trustees also noted that the Manager did not advise or sub-advise any other types of accounts, such as institutional or pension accounts, with similar investment policies to the Portfolios. The Trustees concluded that the level of each Portfolio’s management fee was reasonable in light of these factors.

The Trustees considered the profitability to the Manager and its affiliates arising out of their relationships with the Fund. In this regard the Trustees reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2011. The Trustees also considered the Manager’s commitment to waive its advisory fees and reimburse expenses in order to maintain a specified yield floor. The Trustees considered revenues received by the Manager under the Investment Management Contracts and Administrative Services Contracts. In reviewing the Manager’s profitability reports, the Trustees and the Manager discussed the Manager’s associated costs and the impact of such costs on the Manager’s net profitability. The Trustees concluded that the profitability of the Fund to the Manager and its affiliates was not excessive.

4)	The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Trustees’ consideration of economies of scale, the Trustees discussed with the Manager whether economies of scale would be realized by it in its management of the Fund at higher asset levels. The Trustees also discussed with the Manager whether certain of the Manager’s costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Trustees also reviewed the respective Peer Groups data to assess whether the respective Peer Groups funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Trustees concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event of significant asset growth in the future, the Trustees determined to reassess whether the management fees appropriately took into account any economies of scale that had been realized as a result of that growth.

5)	Other Factors.

In addition to the above factors, the Trustees acknowledged the importance of the ability of the Manager’s affiliate, the distributor, to market the Fund through its distribution networks, including its customer service and administration system with banks and bank customers. The Trustees also acknowledged the importance of the Fund’s transfer agency arrangements with Reich & Tang Services, Inc., an affiliate of the Manager, in the context of the overall compensation paid to the affiliate and the quality of the services provided.

Based on a consideration of all these factors in their totality, the Trustees, including all of the disinterested Trustees, determined that the Fund’s management fees were fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Trustees deemed relevant. The Trustees based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The Independent Trustees were also assisted by the advice of independent counsel in making this determination.

Daily Income Fund Trustees and Officers Information (Unaudited)

:	Trustees and Officers Information

March 31, 20121

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Disinterested Trustees:
Albert R. Dowden, 1941	Trustee	Since 2006	Corporate Director/Trustee for Annuity & Life Re (Holdings) Ltd., Boss Group, Ltd., Homeowners of America Holding Corporation and Invesco Funds.	Director/Trustee of six portfolios	Director/Trustee for Annuity & Life Re (Holdings) Ltd., Boss Group, Ltd., Homeowners of America Holding Corporation, and Invesco Funds.
Carl Frischling, Esq., 1937	Trustee	Since 2006	Partner of Kramer Levin Naftalis & Frankel LLP (a law firm) since 1994.	Director/Trustee of six portfolios	Director of Invesco Funds.
Edward A. Kuczmarski, 1949	Trustee	Since 2006	Certified Public Accountant and Partner of Crowe Horwath LLP (formerly Hays & Company before merger in 2009) since 1980.	Director/Trustee of seven portfolios	Trustee of the Empire Builder Tax Free Bond Fund, Director of ISI Funds and Independent Director of Brookfield Investment Management Funds.
William Lerner, Esq., 1936	Trustee	Since 2006	Self-employed consultant to business entities and entrepreneurs for corporate governance, corporate secretarial services, legal and securities matters.	Director/Trustee of six portfolios	Director and Chairman of Governance Committee of MTM Technologies, Inc.
Dr. W. Giles Mellon, 1931	Trustee	Since 1987	Professor Emeritus of Business Administration in the Graduate School of Management, Rutgers University with which he has been associated with since 1966.	Director/Trustee of six portfolios	None
Robert Straniere, Esq., 1941	Trustee	Since 1987	Owner, Straniere Law Firm since 1980, NYS Assemblyman from 1981 to 2004, Partner, Gotham Global Group since June 2005. President, NYC Hot Dog Co., since November 2005. Counsel at Fisher & Fisher from 1995 to 2006. Partner, Hantor-Davidoff law firm, 2006 to 2007. Administrative Law Judge, 2009.	Director/Trustee of six portfolios	Director of RBB Funds
Dr. Yung Wong, 1938	Trustee	Since 1987	Managing Director of Abacus Associates, an investment firm, since 1996.	Director/Trustee of six portfolios	Director of KOAH, Inc. and Director of the Senior Network.

Daily Income Fund Trustees and Officers Information (Unaudited) (Continued)

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustees/Officers:
Steven W. Duff, 1953	Trustee[4] President and Trustee	Since 1994 1994 to 2007	Executive Vice President, Chief Investment Officer and Member of Reich & Tang Asset Management, LLC (“RTAM, LLC”), a registered Investment Advisor. Mr. Duff has been associated with RTAM, LLC since 1994. Mr. Duff is also Director/Trustee of two other funds in the Reich & Tang Fund Complex and serves as a Director of Reich & Tang Distributors, Inc. Prior to December 2007 Mr. Duff was President of the Fund and President of nine funds in the Reich & Tang Fund Complex, Principal Executive Officer of Delafield Fund, Inc., and President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc.	Director/Trustee of seven portfolios	None
Michael P. Lydon, 1963	President and Trustee[4] Vice President	Since 2007 2005 to 2007	President, Chief Executive Officer and Member of RTAM, LLC. Associated with RTAM, LLC since January 2005. Mr. Lydon is also President and Director/Trustee of one other fund in the Reich & Tang Fund Complex and President of New York Daily Tax Free Income Fund, Inc. Mr. Lydon serves as Chief Executive Officer and member of Reich & Tang Deposit Solutions, LLC, Executive Vice President and Director of Reich & Tang Distributors Inc., President, Chief Executive Officer and Director of Reich & Tang Services, Inc., and President, Chief Executive Officer and Member of Stable Custody Group LLC and Stable Custody Group II LLC. Prior to 2007, Mr. Lydon was Vice President of twelve funds in the Reich & Tang Fund Complex.	Director/Trustee of six portfolios	None
Christopher Brancazio, 1965	Chief Compliance Officer and AML Officer	Since 2007	Senior Vice President, Chief Compliance Officer, AML Officer and Secretary of RTAM, LLC. Mr. Brancazio has been associated with RTAM LLC since September 2007. Mr. Brancazio is also Chief Compliance Officer and AML Officer of two other funds in the Reich & Tang Fund Complex. Mr. Brancazio also serves as Senior Vice President, Chief Compliance Officer, AML Officer and Secretary of Reich & Tang Deposit Solutions, LLC, Reich & Tang Distributors, Inc., Reich & Tang Services, Inc., Stable Custody Group LLC and Stable Custody Group II LLC. From February 2007 to August 2007, Mr. Brancazio was a Compliance Officer at Bank of New York Asset Management. From March 2002 to February 2007. Mr. Brancazio served as Vice President, Chief Compliance Officer, and AML Officer of Trainer Wortham & Co. Inc., and the Trainer Wortham Mutual Funds.	N/A	N/A

Daily Income Fund Trustees and Officers Information (Unaudited) (Continued)

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustees/Officers (continued):
Esther Cheung 1980	Treasurer and Assistant Secretary Vice President and Assistant Treasurer	Since 2012 2010-2012	Head of Fund Accounting for RTAM, LLC. Ms. Cheung is also Treasurer and Assistant Secretary of two other funds in the Reich & Tang Complex. Ms. Cheung has been associated with RTAM, LLC since June 2010. From February 2004 to May 2010, Ms. Cheung was an audit manager at KPMG LLP.	N/A	N/A
Richard De Sanctis, 1956	Vice President Treasurer and Assistant Secretary	Since 2005 1992 to 2004	Executive Vice President and Chief Operating Officer of RTAM, LLC. Associated with the Manager since 1990. Mr. De Sanctis is also Vice President of two other funds in the Reich & Tang Fund Complex. Mr. De Sanctis also serves as Executive Vice President, Chief Operating Officer and Member of Reich & Tang Deposit Solutions, LLC, Stable Custody Group LLC and Stable Custody Group II LLC, and Executive Vice President, Chief Operating Officer and Director of Reich & Tang Distributors, Inc., and Reich & Tang Services, Inc.	N/A	N/A
Chris Gill, 1964	Vice President	Since 2008	Senior Vice President and Assistant Secretary of RTAM LLC. Mr. Gill has been associated with RTAM LLC and its predecessor since February 1994. Mr. Gill is also Vice President of two other funds in the Reich & Tang Complex. Mr. Gill also serves as Senior Vice President and Member of Reich & Tang Deposit Solutions, LLC, Senior Vice President and Director of Reich & Tang Distributors, Inc., and Reich & Tang Services, Inc., and Senior Vice President of Stable Custody Group LLC and Stable Custody Group II LLC.	N/A	N/A
Joseph Jerkovich, 1968	Vice President Treasurer and Assistant Secretary Vice President	Since 2012 2008-2012 2007 to 2008	Senior Vice President and Chief Financial Officer of RTAM, LLC. Mr. Jerkovich has been Associated with RTAM, LLC since September 2004. Mr. Jerkovich also serves as Vice President of two other funds in the Reich & Tang Fund Complex. Mr. Jerkovich is the Senior Vice President, Chief Financial Officer and Member of Reich & Tang Deposit Solutions, LLC, Senior Vice President and Chief Financial Officer of Reich & Tang Distributors, Inc., Senior Vice President, Chief Financial Officer and Director of Reich & Tang Services, Inc., Senior Vice President, Chief Financial Officer, Treasurer and Director of Stable Custody Group LLC and Stable Custody Group II LLC.	N/A	N/A

Daily Income Fund Trustees and Officers Information (Unaudited) (Continued)

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustees/Officers (continued):
Christine Manna, 1970	Secretary	Since 2007	Vice President and Secretary of RTAM, LLC. Ms. Manna is also Secretary of two other funds in the Reich & Tang Complex. Ms. Manna has been associated with RTAM, LLC and its predecessors since June 1995. Ms. Manna is also a Vice President and Assistant Secretary of Reich & Tang Deposit Solutions, LLC, Reich & Tang Services, Inc., Reich & Tang Distributors, Inc., Stable Custody Group LLC and Stable Custody Group II LLC.	N/A	N/A
Robert Rickard, 1969	Vice President	Since 2007	Senior Vice President of RTAM LLC and Reich & Tang Distributors, Inc. Associated with RTAM, LLC since December 1991. Mr. Rickard is also Vice President of two other funds in the Reich & Tang Fund Complex.	N/A	N/A

[1]

The Statement of Additional Information includes additional information about Daily Income Fund (the “Fund”) trustees/officers and is available, without charge, upon request by calling the Fund’s transfer agent at (800) 433-1918.

[2]	The address for each of the above trustees/officers of the Fund is Reich & Tang Asset Management, LLC, 1411 Broadway, New York, NY 10018.
[3]

Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund’s Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his\her successor is elected and qualifies.

[4]	Steven W. Duff and Michael P. Lydon are deemed interested persons of the Fund due to their affiliation with Reich & Tang Asset Management, LLC, the Fund’s investment advisor.

Protecting Your Privacy at Reich & Tang

This policy applies to Reich & Tang Asset Management, LLC (“RTAM”), its subsidiaries Reich & Tang Distributors, Inc. (“RTD”) and Reich & Tang Services, Inc. (“RTS”), RTS affiliate Reich & Tang Deposit Solutions, LLC (“RTDS”) and RTDS subsidiaries Stable Custody Group LLC, and Stable Custody Group II, LLC (collectively “Reich & Tang”), along with all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.

:	Who is covered by our Privacy Policy

This Privacy Policy applies to all current and former Reich & Tang customers. New customers receive our Privacy Policy when an account is opened and annually thereafter. You will be notified of any major change to the Privacy Policy.

:	Protecting customer information

Keeping your personal information secure is important to us at Reich & Tang. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information. All personal information provided by our customers is used exclusively to administer our business and related services in a manner consistent with all applicable laws and regulations. It is kept confidential and not sold to third parties for use in marketing or solicitation. We maintain your personal information according to strict confidentiality and security standards.

:	Types of information we collect from our customers

•	Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number, tax identification number and income).

•	Information about your account, account transactions (e.g., account number, history, use of online products and services) and other transactions with Reich & Tang.

•	Information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

•

If you visit our website, we use software to collect anonymous data to better understand website usage and to improve our website. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to the Disclosure section found on our website at www.reichandtang.com for more information.

:	Use of information

When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We limit the collection and use of personal information to what is necessary to administer our business. We may disclose personal information as required by law, and where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request.

In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to third-party service providers to effect or process transactions for you or to assist us in servicing your account. We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for Reich & Tang, such as printing statements, checks, etc.

We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

:	Questions

If you have any questions, please call our Client Services Department at 800-433-1918 between the hours of 8:30a.m. and 5:30p.m. Eastern Time, send a letter to Reich & Tang, Attn: Client Services, 1411 Broadway, 28th Floor, New York, NY 10018-3450, or Email: info@rnt.com.

THIS IS NOT PART OF THE SHAREHOLDER REPORT

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

Daily Income Fund

1411 Broadway, 28th Floor

New York, New York 10018

Manager

Reich & Tang Asset Management, LLC

1411 Broadway, 28th Floor

New York, New York 10018

Custodian

The Bank of New York Mellon

2 Hanson Place, 7th Floor,

Brooklyn, New York 11217

Transfer Agent & Dividend Disbursing Agent

Reich & Tang Services, Inc.

1411 Broadway, 28th Floor

New York, New York 10018

DIF 3/12

Item 2:	Code of Ethics

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers. Please note that this Code was last updated on March 6,2012 to reflect a change in the Officers covered by the Code. To date there have been no waivers granted from a provision of the Code of Ethics for a key officer.

Item 3:	Audit Committee Financial Expert

The registrant’s Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is “independent,” as defined in the instructions to this Item.

Item 4:	Principal Accountant Fees and Services

	FYE 03/31/2012	FYE 03/31/2010
4(a) Audit Fees	$192,500	$162,000
4(b) Audit Related Fees	$0	$0
4(c) Tax Fees	$23,500	$18,200
4(d) All Other Fees	$0	$0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant’s principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $23,500 and $170,000, respectively, were the amount of non-audit fees that were billed by the registrant’s accountant for services rendered to (i) the registrant, and (ii) the registrant’s investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2012. $18,200 and $60,000, respectively, were the amount of non-audit fees that were billed by the registrant’s accountant for services rendered to (i) the registrant, and (ii) the registrant’s investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2011.

Tax fees for the fiscal year-end March 31, 2012, includes fees billed for the preparation and review of tax returns. Tax fees for the fiscal year-end March 31, 20110, includes fees billed for the preparation and review of tax returns.

4(h) The registrant’s audit committee has considered whether its principal accountant’s provision of non-audit services that were rendered to the registrant’s investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5:	Audit Committee of Listed Registrants

Not applicable.

Item 6:	Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under Item 1.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9:	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10:	Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b)	There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 11:	Exhibits

(a)(1) Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. §1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daily Income Fund

By (Signature and Title)*	/s/ Christine Manna
Christine Manna, Secretary

Date: June 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael P. Lydon
Michael P. Lydon, President

Date: June 4, 2012

By (Signature and Title)*	/s/ Esther Cheung

Esther Cheung, Treasurer and Assistant Secretary

Date: June 4, 2012

*	Print the name and title of each signing officer under his or her signature.